UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2015

Item 1:	Report(s) to Shareholders.

2015 LORD ABBETT
ANNUAL REPORT

Lord Abbett

Bond Debenture Fund

For the fiscal year ended December 31, 2015

Table of Contents

1	A Letter to Shareholders

3	Investment Comparison

4	Information About Your Fund’s Expenses and Holdings Presented by Sector

7	Schedule of Investments

43	Statement of Assets and Liabilities

45	Statement of Operations

46	Statements of Changes in Net Assets

48	Financial Highlights

52	Notes to Financial Statements

67	Report of Independent Registered Public Accounting Firm

68	Supplemental Information to Shareholders

Lord Abbett Bond Debenture Fund
Annual Report

For the fiscal year ended December 31, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Bond Debenture Fund for the fiscal year ended December 31, 2015. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Fund, please visit our website at www.lordabbett.com, where you also can access quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

For the fiscal year ended December 31, 2015, the Fund returned -1.74%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays U.S. Aggregate Bond Index1, which returned 0.55% over the same period.

The high yield sector of the U.S. fixed income market experienced negative returns during the 12-month period, underperforming traditional government related and investment grade securities within the fixed income market as well as the U.S. equity market. Leveraged loans also experienced negative returns, although not to the same extent as high yield bonds. High yield corporate spreads versus Treasuries widened during the period.

As in its previous fiscal year, the Fund maintained a significant allocation to high yield bonds, as the Fund’s portfolio management team remained positive on the high yield market from a fundamental perspective, excluding certain segments of the energy sector. However, the Fund’s exposure to high yield bonds likely detracted from relative performance, as the high yield market underperformed government related and investment-grade securities, which make up a significant portion of the Fund’s benchmark.

The Fund maintained a sizable allocation to equities throughout the period, as the Fund’s portfolio management team maintained its belief that equities provided portfolio diversification, a high degree of liquidity, and a more diverse opportunity set to express certain investment themes than did certain fixed income securities. The Fund’s allocation to equities was divided in roughly equal amounts between securities of large cap companies and mid cap companies. The Fund’s allocation to mid cap equities likely detracted from relative performance, as mid cap equities broadly underperformed the

Fund’s benchmark. Its allocation to large cap equities, conversely, was likely a contributor to relative performance, as large cap equities modestly outperformed the Fund’s benchmark.

Within the Fund’s investment-grade bond allocation, we maintained little to no exposure to U.S. Treasuries, which likely detracted from relative performance, as Treasuries outperformed corporates during the period and represent a sizable component of the Fund’s benchmark.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1   The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Total return comprises price appreciation/ depreciation and income as a percentage of the original investment.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

The annual commentary above discusses the views of the Fund’s management and various portfolio holdings of the Fund as of December 31, 2015. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed its positions in the securities. For more recent information about the Fund’s portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Barclays U.S. Aggregate Bond Index and the BofA Merrill Lynch U.S. High Yield Constrained Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended December 31, 2015
	1 Year	5 Years	10 Years	Life of Class
Class A3	-3.92%	4.94%	6.03%	–
Class B4	-7.05%	4.40%	5.73%	–
Class C5	-3.28%	4.74%	5.59%	–
Class F6	-1.53%	5.62%	–	5.91%
Class I7	-1.59%	5.72%	6.60%	–
Class P7	-1.66%	5.43%	6.23%	–
Class R2[6]	-2.13%	5.10%	–	5.40%
Class R3[6]	-1.91%	5.21%	–	5.52%
Class R4[8]	–	–	–	-4.59%	*
Class R5[8]	–	–	–	-4.50%	*
Class R6[8]	–	–	–	-4.36%	*

1   Reflects the deduction of the maximum initial sales charge of 2.25%.

2   Performance of each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3   Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended December 31, 2015 is calculated using the SEC-required uniform method to compute such return.

4   Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately

8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5   The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6   Commenced operations on September 7, 2007 and performance for the Class began on September 28, 2007. Performance is at net asset value.

7   Performance is at net asset value.

8   Commenced operations and performance for the class began on June 30, 2015. Performance is at net asset value.

*  Since share Class has existed for less than one year, average annual returns are not provided.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 through December 31, 2015).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 7/1/15 – 12/31/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/1/15	12/31/15	7/1/15 - 12/31/15
Class A
Actual	$1,000.00	$954.30	$4.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.97	$4.28
Class B
Actual	$1,000.00	$950.80	$8.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.94	$8.34
Class C
Actual	$1,000.00	$951.50	$7.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.80	$7.48
Class F
Actual	$1,000.00	$954.70	$3.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.48	$3.77
Class I
Actual	$1,000.00	$955.00	$3.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.03	$3.21
Class P
Actual	$1,000.00	$954.40	$4.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.72	$4.53
Class R2
Actual	$1,000.00	$952.40	$6.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$6.31
Class R3
Actual	$1,000.00	$952.80	$5.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.51	$5.75
Class R4
Actual	$1,000.00	$954.10	$4.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.82	$4.43
Class R5
Actual	$1,000.00	$955.00	$3.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.08	$3.16
Class R6
Actual	$1,000.00	$956.40	$2.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.48	$2.75

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.84% for Class A, 1.64% for Class B, 1.47% for Class C, 0.74% for Class F, 0.63% for Class I, 0.89% for Class P, 1.24% for Class R2, 1.13% for Class R3, 0.87% for Class R4, 0.62% for Class R5 and 0.54% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2015

Sector*	%**
Asset Backed	0.61%
Automotive	1.21%
Banking	8.37%
Basic Industry	7.03%
Capital Goods	5.65%
Consumer Goods	6.20%
Energy	10.11%
Financial Services	3.37%
Foreign Government	2.32%
Healthcare	8.82%
Insurance	1.64%
Leisure	5.01%
Sector*	%**
Media	6.09%
Mortgage Backed	4.58%
Municipal	0.18%
Real Estate	2.11%
Retail	6.51%
Services	2.14%
Technology & Electronics	7.69%
Telecommunications	5.78%
Transportation	1.54%
Utility	1.77%
Repurchase Agreement	1.27%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

December 31, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
LONG-TERM INVESTMENTS 97.60%

ASSET-BACKED SECURITIES 0.60%

Other
Guggenheim 5180-2 CLO LP 2015-1A A2B†	2.914%	#	11/25/2027	$22,500	$22,209,208
JFIN CLO II Ltd. 2015-2A B1†	2.915%	#	10/19/2026	13,500	13,509,237
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	0.604%	#	2/1/2041	4,700	4,443,810
OZLM VIII Ltd. 2014-8A A2A†	2.439%	#	10/17/2026	11,750	11,589,175
Total Asset-Backed Securities (cost $51,149,214)					51,751,430

				Shares
				(000)
COMMON STOCKS 13.45%

Aerospace/Defense 0.30%
General Dynamics Corp.				62	8,449,975
Orbital ATK, Inc.				96	8,537,777
Raytheon Co.				68	8,435,662
Total					25,423,414

Air Transportation 0.20%
Alaska Air Group, Inc.				102	8,226,190
Southwest Airlines Co.				204	8,798,665
Total					17,024,855

Auto Parts & Equipment 0.31%
Chassix Holdings, Inc.*				629	17,372,672
Drew Industries, Inc.				147	8,950,830
Total					26,323,502

Banking 0.61%
Bank of the Ozarks, Inc.				170	8,403,650
BankUnited, Inc.				242	8,720,281
First Republic Bank				135	8,931,180
Signature Bank*				57	8,779,359
Synovus Financial Corp.				272	8,820,312
Western Alliance Bancorp*				237	8,506,566
Total					52,161,348

See Notes to Financial Statements.	7

Schedule of Investments (continued)

December 31, 2015

	Shares	Fair
Investments	(000)	Value
Beverages 0.61%
Amplify Snack Brands, Inc.*	375	$4,322,638
Brown-Forman Corp. Class B	90	8,933,314
Constellation Brands, Inc. Class A	90	12,885,265
Dr. Pepper Snapple Group, Inc.	96	8,908,149
Fomento Economico Mexicano SAB de CV ADR	93	8,564,631
Monster Beverage Corp.*	57	8,420,709
Total		52,034,706

Brokerage 0.15%
CBOE Holdings, Inc.	131	8,517,800
E*TRADE Financial Corp.*	151	4,472,943
Total		12,990,743

Building & Construction 0.10%
Granite Construction, Inc.	205	8,795,091

Building Materials 0.58%
Advanced Drainage Systems, Inc.	89	2,131,341
Beacon Roofing Supply, Inc.*	250	10,281,864
Fortune Brands Home & Security, Inc.	153	8,512,201
Martin Marietta Materials, Inc.	56	7,690,410
Masco Corp.	157	4,448,760
Summit Materials, Inc. Class A*	436	8,729,705
Vulcan Materials Co.	87	8,305,506
Total		50,099,787

Chemicals 0.50%
Chemtura Corp.*	298	8,129,078
Ecolab, Inc.	75	8,581,588
International Flavors & Fragrances, Inc.	37	4,447,617
Scotts Miracle-Gro Co. (The) Class A	130	8,393,396
Trinseo SA*	481	13,560,534
Total		43,112,213

Discount Stores 0.22%
Amazon.com, Inc.*	27	18,426,113

8	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2015

	Shares		Fair
Investments	(000)		Value
Diversified Capital Goods 0.25%
A.O. Smith Corp.		114	$8,749,858
Acuity Brands, Inc.		36	8,527,154
Danaher Corp.		47	4,354,864
Total			21,631,876

Electronics 0.10%
Fitbit, Inc. Class A*		296	8,752,633

Energy: Exploration & Production 0.41%
Concho Resources, Inc.*		95	8,846,308
Diamondback Energy, Inc.*		132	8,815,212
OGX Petroleo e Gas SA ADR*		315	477,431
Parsley Energy, Inc. Class A*		489	9,030,592
Seven Generations Energy Ltd. Class A*(a)	CAD	788	7,675,105
Total			34,844,648

Food & Drug Retailers 0.39%
Alimentation Couche-Tard, Inc. Class B(a)	CAD	158	6,933,140
Casey’s General Stores, Inc.		97	11,641,252
Kroger Co. (The)		106	4,442,472
Sprouts Farmers Market, Inc.*		392	10,419,105
Total			33,435,969

Food: Wholesale 0.41%
B&G Foods, Inc.		239	8,353,391
Blue Buffalo Pet Products, Inc.*		485	9,080,281
Core-Mark Holding Co., Inc.		104	8,492,343
Ingredion, Inc.		92	8,831,848
Total			34,757,863

Gaming 0.53%
Boyd Gaming Corp.*		681	13,528,311
Churchill Downs, Inc.		31	4,374,305
Isle of Capri Casinos, Inc.*		349	4,866,069
MGM Resorts International*		392	8,914,169
Wynn Resorts Ltd.		201	13,895,013
Total			45,577,867

Health Facilities 0.09%
Acadia Healthcare Co., Inc.*		125	7,782,141

See Notes to Financial Statements.	9

Schedule of Investments (continued)

December 31, 2015

	Shares		Fair
Investments	(000)		Value
Insurance-Reinsurance 0.11%
Aspen Insurance Holdings Ltd.		185	$8,958,056

Investments & Miscellaneous Financial Services 0.15%
Intercontinental Exchange, Inc.		34	8,684,139
Public Storage		17	4,292,145
Total			12,976,284

Machinery 0.26%
Graco, Inc.		63	4,567,508
Roper Technologies, Inc.		47	8,889,384
Toro Co. (The)		121	8,817,796
Total			22,274,688

Media: Content 0.35%
ION Media Networks, Inc.*		4	1,135,895
Netflix, Inc.*		176	20,144,606
Starz Class A*		257	8,603,537
Total			29,884,038

Medical Products 0.37%
C.R. Bard, Inc.		47	8,848,742
Edwards Lifesciences Corp.*		169	13,359,151
STERIS plc (United Kingdom)(b)		124	9,340,955
Total			31,548,848

Metals/Mining (Excluding Steel) 0.00%
Mirabela Nickel Ltd.*(a)	AUD	31,268	227,849

Multi-Line Insurance 0.10%
Hanover Insurance Group, Inc. (The)		110	8,922,347

Non-Electric Utilities 0.20%
American Water Works Co., Inc.		142	8,513,001
Aqua America, Inc.		298	8,885,287
Total			17,398,288

Packaging 0.15%
AptarGroup, Inc.		61	4,425,838
Berry Plastics Group, Inc.*		240	8,701,181
Total			13,127,019

10	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2015

	Shares		Fair
Investments	(000)		Value
Personal & Household Products 0.31%
Clorox Co. (The)		68	$8,564,069
Estee Lauder Cos., Inc. (The) Class A		53	4,679,949
Pool Corp.		105	8,518,574
Shiseido Co., Ltd.(a)	JPY	209	4,335,863
Total			26,098,455

Pharmaceuticals 0.50%
Alexion Pharmaceuticals, Inc.*		46	8,696,674
Eli Lilly & Co.		101	8,497,705
Regeneron Pharmaceuticals, Inc.*		23	12,235,747
Vertex Pharmaceuticals, Inc.*		70	8,769,974
Zoetis, Inc.		95	4,561,792
Total			42,761,892

Property & Casualty 0.10%
Argo Group International Holdings Ltd.		148	8,865,116

Real Estate Investment Trusts 0.49%
CubeSmart		286	8,759,739
Extra Space Storage, Inc.		98	8,626,232
InfraREIT, Inc.*		575	10,638,629
National Storage Affiliates Trust		295	5,048,108
QTS Realty Trust, Inc. Class A		192	8,657,150
Total			41,729,858

Recreation & Travel 0.37%
Royal Caribbean Cruises Ltd.		92	9,343,302
Six Flags Entertainment Corp.		240	13,178,842
Vail Resorts, Inc.		69	8,873,035
Total			31,395,179

Restaurants 0.58%
McDonald’s Corp.		76	8,969,189
Restaurant Brands International, Inc. (Canada)(b)		249	9,301,594
Shake Shack, Inc. Class A*		233	9,228,067
Starbucks Corp.		299	17,941,947
Wendy’s Co. (The)		433	4,667,244
Total			50,108,041

See Notes to Financial Statements.	11

Schedule of Investments (continued)

December 31, 2015

	Shares		Fair
Investments	(000)		Value
Software/Services 1.48%
Accenture plc Class A (Ireland)(b)		44	$4,582,429
Alibaba Group Holding Ltd. ADR*		103	8,381,700
Alphabet, Inc. Class C*		17	12,872,123
Arista Networks, Inc.*		115	8,959,073
Booz Allen Hamilton Holding Corp.		150	4,618,831
Facebook, Inc. Class A*		171	17,886,080
First Data Corp. Class A*		792	12,688,545
LinkedIn Corp. Class A*		38	8,463,908
MasterCard, Inc. Class A		94	9,110,462
PayPal Holdings, Inc.*		243	8,811,225
Proofpoint, Inc.*		127	8,251,784
ServiceNow, Inc.*		103	8,873,612
SS&C Technologies Holdings, Inc.		128	8,748,391
Tableau Software, Inc. Class A*		53	5,013,917
Total			127,262,080

Specialty Retail 0.71%
Home Depot, Inc. (The)		100	13,278,164
Moncler SpA(a)	EUR	587	8,166,713
Murphy USA, Inc.*		192	11,683,218
NIKE, Inc. Class B		235	14,695,875
Tile Shop Holdings, Inc.*		545	8,939,197
Wayfair, Inc. Class A*		89	4,238,180
Total			61,001,347

Support: Services 0.55%
Bright Horizons Family Solutions, Inc.*		141	9,430,824
Cintas Corp.		50	4,520,450
Equifax, Inc.		82	9,159,960
Korn/Ferry International		123	4,082,533
Leidos Holdings, Inc.		190	10,667,065
TripAdvisor, Inc.*		109	9,251,586
Total			47,112,418

Technology Hardware & Equipment 0.25%
Cavium, Inc.*		70	4,594,246
Ingram Micro, Inc. Class A		280	8,513,023
NVIDIA Corp.		260	8,575,434
Total			21,682,703

12	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2015

	Shares	Fair
Investments	(000)	Value
Telecommunications: Wireless 0.10%
T-Mobile US, Inc.*	227	$8,898,744

Telecommunications: Wireline Integrated & Services 0.15%
Dycom Industries, Inc.*	120	8,399,398
Equinix, Inc.	15	4,681,454
Total		13,080,852

Theaters & Entertainment 0.10%
Activision Blizzard, Inc.	222	8,583,517

Tobacco 0.21%
Altria Group, Inc.	157	9,111,728
Reynolds American, Inc.	194	8,944,516
Total		18,056,244

Trucking & Delivery 0.10%
AMERCO	23	8,880,990
Total Common Stocks (cost $1,137,693,977)		1,154,009,622

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE BONDS 0.75%

Automakers 0.11%
Tesla Motors, Inc.	1.25%	3/1/2021		$10,156	9,356,215

Electronics 0.10%
Novellus Systems, Inc.	2.625%	5/15/2041		3,774	8,899,564

Energy: Exploration & Production 0.01%
Oleo e Gas Participacoes SA(a)(c)	10.00%	6/1/2016	BRL	254	444,545
Oleo e Gas Participacoes SA(a)(c)	10.00%	6/1/2016	BRL	201	352,238
Total					796,783

Pharmaceuticals 0.11%
Incyte Corp. Ltd.	0.375%	11/15/2018		$4,418	9,534,596

See Notes to Financial Statements.	13

Schedule of Investments (continued)

December 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Software/Services 0.42%
Red Hat, Inc.	0.25%	10/1/2019	$7,230	$9,448,706
salesforce.com, Inc.	0.25%	4/1/2018	6,942	8,946,503
Twitter, Inc.	1.00%	9/15/2021	10,347	8,697,947
Workday, Inc.	1.50%	7/15/2020	7,200	8,577,000
Total				35,670,156
Total Convertible Bonds (cost $66,140,210)				64,257,314

	Dividend		Shares
	Rate		(000)
CONVERTIBLE PREFERRED STOCKS 0.37%

Building & Construction 0.11%
William Lyon Homes, Inc. Unit	6.50%		106	9,387,360

Food: Wholesale 0.11%
Post Holdings, Inc.	5.25%		77	9,075,537

Gas Distribution 0.15%
Kinder Morgan, Inc.	9.75%		321	12,930,255
Total Convertible Preferred Stocks (cost $34,208,096)				31,393,152

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
FLOATING RATE LOANS(d) 2.21%

Auto Parts & Equipment 0.09%
Chassix, Inc. Initial Term Loan	12.00%	7/29/2019	$8,138	8,137,590

Consumer/Commercial/Lease Financing 0.10%
AWAS Finance Luxembourg 2012 SA Term Loan (Luxembourg)(b)	3.50%	7/16/2018	8,560	8,551,710

Electronics 0.28%
Avago Technologies Term Loan B	4.25%	2/1/2023	17,516	17,364,136
NXP B.V. Tranche D Term Loan (Netherlands)(b)	3.25%	1/11/2020	7,026	6,957,970
Total				24,322,106

14	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production 0.11%
Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/16/2021	$10,111	$6,909,126
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	17,180	2,083,075
Total				8,992,201

Gaming 0.28%
Caesar’s Entertainment Resort Properties LLC Term Loan B	7.00%	10/11/2020	9,551	8,720,972
Cowlitz Tribal Gaming Authority Term Loan B	11.50%	12/6/2021	16,050	15,167,250
Total				23,888,222

Health Facilities 0.16%
CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	13,870	13,661,723

Metals/Mining (Excluding Steel) 0.19%
FMG Resources Pty Ltd. Term Loan (Australia)(b)	4.25%	6/30/2019	22,149	16,535,016

Packaging 0.14%
Crown Holdings, Inc. Delayed Draw Term Loan A	2.174%	12/19/2018	12,059	12,051,523

Personal & Household Products 0.11%
Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	13,581	9,658,070

Pharmaceuticals 0.10%
RPI Finance Trust Term Loan B4	3.50%	11/9/2020	8,662	8,643,005

Recreation & Travel 0.10%
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	7.75%	7/29/2022	9,195	8,523,765

Software/Services 0.10%
First Data Corp. New 2022 B Dollar Term Loan	4.168%	7/8/2022	8,525	8,415,241

Specialty Retail 0.14%
Bass Pro Group LLC 2015 New Term Loan	4.00%	6/5/2020	7,690	7,427,126
Rue21, Inc. Term Loan B	5.625%	10/9/2020	5,562	4,516,162
Total				11,943,288

Technology Hardware & Equipment 0.01%
TTM Technologies, Inc. Term Loan B	6.00%	5/31/2021	669	607,027

Telecommunications: Wireline Integrated & Services 0.11%
Fairpoint Communications, Inc. Term Loan	7.50%	2/14/2019	9,547	9,511,031

See Notes to Financial Statements.	15

Schedule of Investments (continued)

December 31, 2015

				Principal
	Interest	Maturity		Amount		Fair
Investments	Rate	Date			(000)	Value
Theaters & Entertainment 0.19%
Kasima LLC Term Loan	3.25%	5/17/2021			$7,951	$7,904,443
Six Flags Theme Parks, Inc. Tranche B Term Loan	3.50%	6/30/2022			8,585	8,585,384
Total						16,489,827
Total Floating Rate Loans (cost $211,010,895)						189,931,345

FOREIGN BONDS(a) 0.72%

Luxembourg 0.06%
Altice Luxembourg SA†	6.25%	2/15/2025		EUR	5,200	4,789,307

Mexico 0.05%
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028		MXN	82,360	4,643,753

Netherlands 0.11%
Hema Bondco I BV†	6.25%	6/15/2019		EUR	11,825	9,670,239

Spain 0.25%
Banco Popular Espanol SA	11.50%	–	(e)	EUR	18,300	21,677,398

United Kingdom 0.25%
New Look Secured Issuer plc†	6.50%	7/1/2022		GBP	8,020	11,765,742
Premier Foods Finance plc†	6.50%	3/15/2021		GBP	6,725	9,490,172
Total						21,255,914
Total Foreign Bonds (cost $68,583,609)						62,036,611

FOREIGN GOVERNMENT OBLIGATIONS 2.30%

Angola 0.11%
Republic of Angola†(b)	9.50%	11/12/2025			$9,710	9,054,575

Argentina 0.38%
City of Buenos Aires†(b)	8.95%	2/19/2021			8,675	9,195,500
Republic of Argentina(b)	8.75%	5/7/2024			22,400	23,657,355
Total						32,852,855

Bahamas 0.11%
Commonwealth of Bahamas†(b)	5.75%	1/16/2024			9,025	9,476,250

Bermuda 0.27%
Government of Bermuda†	4.138%	1/3/2023			13,720	13,742,295
Government of Bermuda†	4.854%	2/6/2024			9,225	9,557,100
Total						23,299,395

Cayman Islands 0.07%
Cayman Islands Government†	5.95%	11/24/2019			5,280	5,966,400

16	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2015

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Cyprus 0.25%
Republic of Cyprus(a)	4.75%	6/25/2019	EUR	18,200	$21,331,486

Dominican Republic 0.18%
Dominican Republic†(b)	6.85%	1/27/2045		$16,485	15,619,538

Egypt 0.15%
Arab Republic of Egypt†(b)	5.875%	6/11/2025		14,525	12,643,286

Ethiopia 0.15%
Republic of Ethiopia†(b)	6.625%	12/11/2024		14,500	12,910,800

Greece 0.11%
Hellenic Republic†(a)	4.75%	4/17/2019	EUR	8,967	8,966,951

Honduras 0.11%
Honduras Government†(b)	7.50%	3/15/2024		$9,100	9,623,250

Jamaica 0.41%
Government of Jamaica(b)	6.75%	4/28/2028		15,650	15,571,750
Government of Jamaica(b)	7.625%	7/9/2025		9,550	10,182,688
Government of Jamaica(b)	8.00%	3/15/2039		8,890	9,352,280
Total					35,106,718
Total Foreign Government Obligations (cost $200,247,150)					196,851,504

HIGH YIELD CORPORATE BONDS 72.49%

Advertising 0.13%
Southern Graphics, Inc.†	8.375%	10/15/2020		11,075	11,185,750

Aerospace/Defense 1.39%
Aerojet Rocketdyne Holdings, Inc.	7.125%	3/15/2021		15,000	15,675,000
BAE Systems Holdings, Inc.†	3.85%	12/15/2025		15,884	15,756,896
CPI International, Inc.	8.75%	2/15/2018		12,906	12,776,940
Harris Corp.	4.854%	4/27/2035		3,990	3,938,154
Harris Corp.	5.054%	4/27/2045		17,473	17,173,565
Hexcel Corp.	4.70%	8/15/2025		12,927	12,825,665
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021		7,725	7,898,813
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025		4,497	4,575,698
Lockheed Martin Corp.	3.55%	1/15/2026		11,923	11,989,530
Lockheed Martin Corp.	4.70%	5/15/2046		7,948	8,174,637
TransDigm, Inc.	6.50%	7/15/2024		8,823	8,818,589
Total					119,603,487

See Notes to Financial Statements.	17

Schedule of Investments (continued)

December 31, 2015

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Air Transportation 0.25%
Air Canada (Canada)†(b)	7.75%	4/15/2021		$12,983	$13,534,778
Air Canada 2015-2 Class A Pass-Through Trust (Canada)†(b)	4.125%	12/15/2027		7,986	7,952,658
Total					21,487,436

Auto Parts & Equipment 0.68%
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		11,902	8,628,950
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018		10,028	8,624,080
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022		10,400	9,360,000
MPG Holdco I, Inc.	7.375%	10/15/2022		8,530	8,657,950
Nemak SA de CV (Mexico)†(b)	5.50%	2/28/2023		2,651	2,670,883
Omega US Sub LLC†	8.75%	7/15/2023		12,004	11,133,710
ZF North America Capital, Inc.†	4.50%	4/29/2022		9,750	9,567,187
Total					58,642,760

Automakers 0.00%
General Motors Co.(c)	8.375%	–	(e)	15,000	1,500

Banking 7.42%
ABN AMRO Bank NV (Netherlands)†(b)	4.75%	7/28/2025		21,539	21,509,922
Ally Financial, Inc.	5.75%	11/20/2025		24,904	25,277,560
ANZ New Zealand Int’l Ltd. (United Kingdom)†(b)	2.85%	8/6/2020		11,843	11,955,236
Banco Bilbao Vizcaya Argentaria SA (Spain)(b)	9.00%	–	(e)	9,000	9,666,639
Bank of America Corp.	4.20%	8/26/2024		7,900	7,852,284
Bank of America Corp.	4.25%	10/22/2026		17,498	17,357,264
Bank of America Corp.	6.50%	–	(e)	7,000	7,385,000
Bank of America Corp.	8.00%	–	(e)	7,000	7,131,250
Bank of China Ltd. (China)†(b)	5.00%	11/13/2024		13,400	13,846,287
BankUnited, Inc.	4.875%	11/17/2025		22,890	22,556,790
Barclays plc (United Kingdom)(b)	5.25%	8/17/2045		7,637	7,797,912
BNP Paribas SA (France)†(b)	4.375%	9/28/2025		16,015	15,714,559
BNP Paribas SA (France)†(b)	7.375%	–	(e)	8,311	8,539,553
CIT Group, Inc.	5.00%	8/15/2022		18,253	18,789,273
Citigroup, Inc.	4.40%	6/10/2025		11,907	12,049,241
Citigroup, Inc.	4.45%	9/29/2027		17,359	17,283,141
Citigroup, Inc.	5.95%	–	(e)	16,000	15,676,000
Citizens Financial Group, Inc.	4.35%	8/1/2025		7,971	7,954,165
Citizens Financial Group, Inc.†	5.50%	–	(e)	14,385	14,197,995

18	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2015

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Banking (continued)
Commerzbank AG (Germany)†(b)	8.125%	9/19/2023		$15,800	$18,193,068
Credit Suisse Group AG (Switzerland)†(b)	7.50%	–	(e)	13,694	14,437,803
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)†(b)	3.80%	9/15/2022		17,016	17,027,503
Fifth Third Bancorp	2.875%	7/27/2020		8,596	8,595,579
Goldman Sachs Group, Inc. (The)	5.15%	5/22/2045		8,971	8,746,743
HSBC Holdings plc (United Kingdom)(b)	4.25%	8/18/2025		15,676	15,587,415
HSBC Holdings plc (United Kingdom)(b)	6.375%	–	(e)	8,610	8,620,763
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/2019		16,050	16,334,053
Intesa Sanpaolo SpA (Italy)†(b)	7.70%	–	(e)	8,027	8,191,393
JPMorgan Chase & Co.	3.875%	9/10/2024		17,386	17,326,244
JPMorgan Chase & Co.	6.75%	–	(e)	7,902	8,623,058
LBG Capital No.1 plc (United Kingdom)†(b)(f)	8.00%	–	(e)	3,000	3,152,250
Lloyds Banking Group plc (United Kingdom)†(b)	4.582%	12/10/2025		21,539	21,634,202
Lloyds Banking Group plc (United Kingdom)(b)	7.50%	–	(e)	10,008	10,683,540
Macquarie Bank Ltd. (Australia)†(b)	1.60%	10/27/2017		17,075	16,957,968
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		7,700	8,506,044
Morgan Stanley	4.00%	7/23/2025		8,326	8,590,875
MUFG Americas Holdings Corp.	3.00%	2/10/2025		7,971	7,646,253
National Savings Bank (Sri Lanka)†(b)	5.15%	9/10/2019		9,585	8,961,975
Nationwide Building Society (United Kingdom)†(b)	3.90%	7/21/2025		16,566	17,108,089
Nordea Bank AB (Sweden)†(b)	6.125%	–	(e)	8,297	8,132,719
Popular, Inc.	7.00%	7/1/2019		18,940	17,779,925
Royal Bank of Scotland Group plc (United Kingdom)(b)	7.50%	–	(e)	10,369	10,822,644
Santander Holdings USA, Inc.	4.50%	7/17/2025		12,621	12,871,741
Santander UK Group Holdings plc (United Kingdom)†(b)	4.75%	9/15/2025		4,619	4,580,381
Santander UK plc (United Kingdom)(b)	7.95%	10/26/2029		1,956	2,497,961
Societe Generale SA (France)†(b)	6.00%	–	(e)	9,360	8,874,216
Societe Generale SA (France)†(b)	8.00%	–	(e)	8,184	8,354,055
Standard Chartered plc (United Kingdom)†(b)	6.50%	–	(e)	15,550	15,079,815
Synovus Financial Corp.	7.875%	2/15/2019		7,750	8,631,562
UBS Group Funding Jersey Ltd. (Jersey)†(b)	4.125%	9/24/2025		15,051	15,065,268
Washington Mutual Bank(c)	6.875%	6/15/2011		22,500	2,250
Wells Fargo & Co.	4.90%	11/17/2045		15,891	16,070,457
Zions Bancorporation	5.80%	–	(e)	274	263,040
Total					636,490,923

See Notes to Financial Statements.	19

Schedule of Investments (continued)

December 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Beverages 1.24%
Brown-Forman Corp.	4.50%	7/15/2045	$15,274	$15,834,785
Coca-Cola Bottling Co. Consolidated	3.80%	11/25/2025	7,947	7,967,090
Constellation Brands, Inc.	3.75%	5/1/2021	4,700	4,723,500
Constellation Brands, Inc.	4.25%	5/1/2023	14,350	14,385,875
Constellation Brands, Inc.	6.00%	5/1/2022	8,929	9,844,222
Cott Beverages, Inc.	5.375%	7/1/2022	2,935	2,883,637
Cott Beverages, Inc.	6.75%	1/1/2020	5,778	5,980,230
Dr. Pepper Snapple Group, Inc.	3.40%	11/15/2025	15,891	15,641,178
Dr. Pepper Snapple Group, Inc.	4.50%	11/15/2045	7,946	7,800,668
Fomento Economico Mexicano SAB de CV (Mexico)(b)	4.375%	5/10/2043	9,464	8,425,534
PepsiCo, Inc.	4.25%	10/22/2044	4,605	4,580,400
PepsiCo, Inc.	4.45%	4/14/2046	8,417	8,716,107
Total				106,783,226

Brokerage 0.58%
Charles Schwab Corp. (The)	3.45%	2/13/2026	8,650	8,807,274
E*TRADE Financial Corp.	4.625%	9/15/2023	8,481	8,640,019
Lazard Group LLC	3.75%	2/13/2025	11,965	11,060,362
TD Ameritrade Holding Corp.	2.95%	4/1/2022	7,996	7,927,082
TD Ameritrade Holding Corp.	3.625%	4/1/2025	12,835	13,003,447
Total				49,438,184

Building & Construction 1.24%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	11,740	10,037,700
Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	12,887	12,484,281
DR Horton, Inc.	4.75%	2/15/2023	3,477	3,558,710
K. Hovnanian Enterprises, Inc.†	7.25%	10/15/2020	9,600	8,304,000
Lennar Corp.	4.50%	11/15/2019	10,000	10,218,750
PulteGroup, Inc.	6.375%	5/15/2033	27,646	28,198,920
Toll Brothers Finance Corp.	5.625%	1/15/2024	11,550	12,012,000
William Lyon Homes, Inc.	7.00%	8/15/2022	21,500	21,661,250
Total				106,475,611

Building Materials 1.01%
Builders FirstSource, Inc.†	10.75%	8/15/2023	18,165	18,119,588
Building Materials Corp. of America†	5.375%	11/15/2024	15,526	15,564,815
Hillman Group, Inc. (The)†	6.375%	7/15/2022	12,371	10,329,785
Lafarge SA (France)(b)	7.125%	7/15/2036	6,771	7,788,173

20	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Building Materials (continued)
Masonite International Corp.†	5.625%	3/15/2023	$8,636	$8,959,850
Ply Gem Industries, Inc.	6.50%	2/1/2022	18,154	16,565,550
Vulcan Materials Co.	4.50%	4/1/2025	8,960	8,915,200
Total				86,242,961

Cable & Satellite Television 4.40%
Altice Financing SA (Luxembourg)†(b)	6.625%	2/15/2023	10,300	10,197,000
Altice Finco SA (Luxembourg)†(b)	9.875%	12/15/2020	20,750	22,150,625
Altice Luxembourg SA (Luxembourg)†(b)	7.75%	5/15/2022	19,000	17,195,000
Cablevision Systems Corp.	5.875%	9/15/2022	28,000	23,870,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	8,900	8,922,250
CCO Holdings LLC/CCO Holdings Capital Corp.	6.625%	1/31/2022	17,000	17,956,250
CCO Safari II LLC†	4.908%	7/23/2025	15,825	15,833,498
CCO Safari II LLC†	6.384%	10/23/2035	12,418	12,574,069
DISH DBS Corp.	5.00%	3/15/2023	15,222	13,243,140
DISH DBS Corp.	5.875%	7/15/2022	13,942	13,035,770
DISH DBS Corp.	6.75%	6/1/2021	11,811	11,929,110
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	23,477	23,066,152
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	4,401	4,461,514
Neptune Finco Corp.†	10.875%	10/15/2025	47,846	50,238,300
Numericable-SFR SAS (France)†(b)	6.00%	5/15/2022	17,825	17,334,812
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	8,186	8,298,558
Time Warner Cable, Inc.	5.875%	11/15/2040	13,691	13,015,664
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.00%	1/15/2025	7,282	6,981,618
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	19,395	19,419,244
Unitymedia KabelBW GmbH (Germany)†(b)	6.125%	1/15/2025	1,037	1,028,600
UPCB Finance IV Ltd.†	5.375%	1/15/2025	16,100	15,254,750
Virgin Media Finance plc (United Kingdom)†(b)	6.00%	10/15/2024	6,000	6,007,500
Virgin Media Secured Finance plc (United Kingdom)†(b)	5.375%	4/15/2021	27,000	27,978,750
VTR Finance BV (Netherlands)†(b)	6.875%	1/15/2024	12,315	11,360,588
Wave Holdco LLC/Wave Holdco Corp. PIK†	8.25%	7/15/2019	6,642	6,442,740
Total				377,795,502

See Notes to Financial Statements.	21

Schedule of Investments (continued)

December 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Chemicals 0.77%
Celanese US Holdings LLC	5.875%	6/15/2021	$5,554	$5,887,240
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020	13,600	13,532,000
Huntsman International LLC†	5.125%	11/15/2022	10,107	9,146,835
Israel Chemicals Ltd. (Israel)†(b)	4.50%	12/2/2024	17,775	17,856,765
OCP SA (Morocco)†(b)	6.875%	4/25/2044	8,500	8,375,305
Platform Specialty Products Corp.†	6.50%	2/1/2022	12,943	11,260,410
Total				66,058,555

Consumer/Commercial/Lease Financing 1.79%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)(b)	3.75%	5/15/2019	9,525	9,536,906
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)(b)	5.00%	10/1/2021	14,135	14,594,387
Air Lease Corp.	3.875%	4/1/2021	8,455	8,518,413
Aircastle Ltd.	5.50%	2/15/2022	13,596	13,969,890
Discover Bank	7.00%	4/15/2020	7,523	8,573,579
Discover Financial Services	3.75%	3/4/2025	6,851	6,591,642
International Lease Finance Corp.	6.25%	5/15/2019	21,350	22,924,562
International Lease Finance Corp.	8.25%	12/15/2020	24,365	28,872,525
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.875%	8/1/2021	13,405	12,248,819
National Financial Partners Corp.†	9.00%	7/15/2021	9,646	8,862,263
Navient Corp.	5.00%	10/26/2020	8,744	7,694,720
OneMain Financial Holdings, Inc.†	6.75%	12/15/2019	9,425	9,578,156
Springleaf Finance Corp.	5.25%	12/15/2019	2,143	2,041,208
Total				154,007,070

Department Stores 0.22%
El Puerto de Liverpool SAB de CV (Mexico)†(b)	3.95%	10/2/2024	9,613	9,360,659
SACI Falabella (Chile)†(b)	4.375%	1/27/2025	9,450	9,390,814
Total				18,751,473

Discount Stores 0.91%
Amazon.com, Inc.	4.80%	12/5/2034	55,934	59,073,352
Dollar Tree, Inc.†	5.75%	3/1/2023	18,009	18,729,360
Total				77,802,712

Diversified Capital Goods 1.49%
Artesyn Embedded Technologies, Inc.†	9.75%	10/15/2020	15,750	14,056,875
General Cable Corp.	5.75%	10/1/2022	10,000	7,750,000

22	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2015

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Diversified Capital Goods (continued)
General Electric Co.	4.00%	–	(e)	$74,687	$74,780,609
Griffon Corp.	5.25%	3/1/2022		9,560	9,153,700
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	3.25%	5/27/2025		12,036	12,045,328
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019		11,066	9,904,070
Total					127,690,582

Electric: Distribution/Transportation 0.30%
Lamar Funding Ltd.†	3.958%	5/7/2025		14,450	12,914,687
Oncor Electric Delivery Co. LLC	3.75%	4/1/2045		15,095	12,597,638
Total					25,512,325

Electric: Generation 0.50%
AES Gener SA (Chile)†(b)	5.00%	7/14/2025		6,150	5,897,592
Dynegy, Inc.	7.625%	11/1/2024		7,625	6,555,975
Illinois Power Generating Co.	7.00%	4/15/2018		16,899	11,406,825
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025		17,517	19,006,138
Total					42,866,530

Electric: Integrated 0.75%
AES El Salvador Trust II†	6.75%	3/28/2023		10,520	9,441,700
AES Panama SRL (Panama)†(b)	6.00%	6/25/2022		9,623	9,598,943
E.CL SA (Chile)†(b)	4.50%	1/29/2025		15,775	15,581,961
El Paso Electric Co.	5.00%	12/1/2044		8,704	8,554,718
Entergy Arkansas, Inc.	4.95%	12/15/2044		14,532	14,358,691
IPALCO Enterprises, Inc.	3.45%	7/15/2020		801	788,985
Louisville Gas & Electric Co.	4.375%	10/1/2045		5,575	5,709,987
Total					64,034,985

Electronics 0.62%
Lam Research Corp.	3.80%	3/15/2025		8,289	7,816,958
Qorvo, Inc.†	7.00%	12/1/2025		23,843	24,617,898
Trimble Navigation Ltd.	4.75%	12/1/2024		21,096	20,999,106
Total					53,433,962

Energy: Exploration & Production 5.54%
Antero Resources Corp.	5.375%	11/1/2021		16,594	13,358,170
Bill Barrett Corp.	7.00%	10/15/2022		12,039	8,126,325
Bonanza Creek Energy, Inc.	6.75%	4/15/2021		4,076	2,486,360
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023		12,317	10,038,355
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020		7,019	6,167,946

See Notes to Financial Statements.	23

Schedule of Investments (continued)

December 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production (continued)
Clayton Williams Energy, Inc.	7.75%	4/1/2019	$10,098	$7,838,572
Concho Resources, Inc.	5.50%	4/1/2023	35,710	33,210,300
Continental Resources, Inc.	5.00%	9/15/2022	25,524	18,855,855
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	27,406	25,830,155
Denbury Resources, Inc.	5.50%	5/1/2022	12,522	4,219,664
Devon Energy Corp.	5.85%	12/15/2025	13,383	13,039,699
Diamondback Energy, Inc.	7.625%	10/1/2021	24,675	25,045,125
Eclipse Resources Corp.†	8.875%	7/15/2023	13,449	6,489,143
Encana Corp. (Canada)(b)	6.50%	8/15/2034	19,530	15,834,651
EOG Resources, Inc.	3.15%	4/1/2025	8,927	8,453,440
EP Energy LLC/Everest Acquisition Finance, Inc.	6.375%	6/15/2023	6,606	3,336,030
EXCO Resources, Inc.	8.50%	4/15/2022	16,501	3,052,685
Gulfport Energy Corp.	6.625%	5/1/2023	1,957	1,643,880
Gulfport Energy Corp.	7.75%	11/1/2020	13,725	12,352,500
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	19,105	15,952,675
Kosmos Energy Ltd. †	7.875%	8/1/2021	17,460	14,142,600
Kunlun Energy Co., Ltd. (Hong Kong)†(b)	3.75%	5/13/2025	16,080	15,695,045
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	8,500	5,865,000
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	38,462	27,500,330
Memorial Resource Development Corp.	5.875%	7/1/2022	19,159	16,859,920
Newfield Exploration Co.	5.625%	7/1/2024	18,026	15,457,295
Oasis Petroleum, Inc.	6.50%	11/1/2021	2,002	1,336,335
Oasis Petroleum, Inc.	6.875%	3/15/2022	9,243	5,961,735
Oasis Petroleum, Inc.	7.25%	2/1/2019	9,112	6,583,420
Occidental Petroleum Corp.	3.50%	6/15/2025	13,233	12,940,088
OGX Austria GmbH (Austria)†(b)(c)	8.50%	6/1/2018	20,000	400
Paramount Resources Ltd. (Canada)†(b)	6.875%	6/30/2023	15,168	12,058,560
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	9,325	8,952,000
PDC Energy, Inc.	7.75%	10/15/2022	22,734	21,938,310
Range Resources Corp.†	4.875%	5/15/2025	19,965	15,248,269
Rice Energy, Inc.	6.25%	5/1/2022	13,033	9,448,925
RSP Permian, Inc.	6.625%	10/1/2022	9,860	9,120,500
Seven Generations Energy Ltd. (Canada)†(b)	6.75%	5/1/2023	4,810	4,064,450
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	15,155	13,715,275
SM Energy Co.	6.50%	11/15/2021	8,925	6,693,750
Ultra Petroleum Corp.†	6.125%	10/1/2024	10,900	2,534,250
YPF SA (Argentina)†(b)	8.50%	7/28/2025	14,725	14,099,187
Total				475,547,174

24	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Environmental 0.11%
ADS Waste Holdings, Inc.	8.25%	10/1/2020	$9,502	$9,620,775

Food & Drug Retailers 1.24%
BI-LO LLC/BI-LO Finance Corp.†	9.25%	2/15/2019	8,975	9,087,188
Ingles Markets, Inc.	5.75%	6/15/2023	9,393	9,416,482
New Albertson’s, Inc.	7.45%	8/1/2029	7,200	6,408,000
New Albertson’s, Inc.	7.75%	6/15/2026	17,080	15,799,000
Rite Aid Corp.†	6.125%	4/1/2023	12,841	13,338,589
Rite Aid Corp.	7.70%	2/15/2027	28,757	33,645,690
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	18,950	18,760,500
Total				106,455,449

Food: Wholesale 1.64%
B&G Foods, Inc.	4.625%	6/1/2021	20,000	19,875,000
Diamond Foods, Inc.†	7.00%	3/15/2019	15,033	15,559,155
JBS USA LLC/JBS USA Finance, Inc.†	5.75%	6/15/2025	6,413	5,611,375
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	7,634	6,946,940
JBS USA LLC/JBS USA Finance, Inc.†	7.25%	6/1/2021	3,287	3,278,783
Land O’Lakes, Inc.†	6.00%	11/15/2022	12,700	13,335,000
Mead Johnson Nutrition Co.	4.125%	11/15/2025	11,918	12,031,293
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	11,046	10,631,775
Post Holdings, Inc.†	7.75%	3/15/2024	8,735	9,171,750
Post Holdings, Inc.†	8.00%	7/15/2025	3,985	4,234,062
WhiteWave Foods Co. (The)	5.375%	10/1/2022	37,580	39,834,800
Total				140,509,933

Forestry/Paper 0.30%
Cascades, Inc. (Canada)†(b)	5.50%	7/15/2022	9,393	9,146,434
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	13,500	7,020,000
Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	9,460	9,389,050
Total				25,555,484

Gaming 1.79%
Boyd Gaming Corp.	6.875%	5/15/2023	14,473	14,943,373
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	9,350	8,508,500
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	15,848	13,074,600

See Notes to Financial Statements.	25

Schedule of Investments (continued)

December 31, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Gaming (continued)
CCM Merger, Inc.†	9.125%	5/1/2019	$12,000	$12,585,000
MCE Finance Ltd. (Hong Kong)†(b)	5.00%	2/15/2021	17,080	15,628,200
MGM Resorts International	6.00%	3/15/2023	19,473	19,375,635
MGM Resorts International	7.75%	3/15/2022	6,873	7,328,336
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	13,708	13,742,270
River Rock Entertainment Authority (The)(c)	9.00%	11/1/2018	10,368	816,480
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	8,009	8,329,360
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	19,800	18,513,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022	9,527	9,064,750
Wynn Macau Ltd. (Macau)†(b)	5.25%	10/15/2021	12,855	11,376,675
Total				153,286,179

Gas Distribution 2.12%
Boardwalk Pipelines LP	4.95%	12/15/2024	7,462	6,499,723
Dominion Gas Holdings LLC	3.60%	12/15/2024	12,050	11,938,320
Energy Transfer Equity LP	5.50%	6/1/2027	9,977	7,632,405
Energy Transfer Equity LP	5.875%	1/15/2024	11,850	9,717,000
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	18,041	16,573,202
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%	8/1/2022	11,957	10,223,235
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	17,850	19,052,055
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	13,716	13,647,420
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	1,100	1,031,250
Rockies Express Pipeline LLC†	6.875%	4/15/2040	18,450	15,959,250
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	28,299	24,761,625
SemGroup Corp.	7.50%	6/15/2021	3,870	3,483,000
Southern Star Central Corp.†	5.125%	7/15/2022	9,225	7,656,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.50%	10/15/2019	6,025	5,874,375
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	9,095	8,731,200
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	7,800	7,449,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	6.25%	10/15/2022	12,150	11,572,875
Total				181,802,685

Health Facilities 2.99%
Amsurg Corp.	5.625%	11/30/2020	12,436	12,684,720
Amsurg Corp.	5.625%	7/15/2022	6,136	6,097,650
CHS/Community Health Systems, Inc.	6.875%	2/1/2022	10,000	9,537,500

26	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	$33,230	$33,645,375
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	27,000	27,911,250
Dignity Health	3.812%	11/1/2024	7,500	7,630,058
Dignity Health	4.50%	11/1/2042	8,811	8,320,536
HCA, Inc.	4.25%	10/15/2019	7,955	8,124,044
HCA, Inc.	5.375%	2/1/2025	10,595	10,475,806
HCA, Inc.	5.875%	3/15/2022	8,139	8,606,992
HCA, Inc.	7.05%	12/1/2027	1,907	1,940,373
HCA, Inc.	7.50%	2/15/2022	30,093	33,478,462
HCA, Inc.	7.58%	9/15/2025	4,073	4,429,388
HCA, Inc.	7.69%	6/15/2025	12,111	13,110,157
MEDNAX, Inc.†	5.25%	12/1/2023	5,959	6,003,693
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	12,319	11,892,972
MPT Operating Partnership LP/MPT Finance Corp.	5.50%	5/1/2024	7,930	7,930,000
Tenet Healthcare Corp.	6.75%	6/15/2023	24,856	23,100,545
Tenet Healthcare Corp.	8.125%	4/1/2022	21,945	21,999,862
Total				256,919,383

Health Services 0.11%
ExamWorks Group, Inc.	5.625%	4/15/2023	9,357	9,345,304

Hotels 0.54%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	5.625%	10/15/2021	15,725	16,373,656
Playa Resorts Holding BV (Netherlands)†(b)	8.00%	8/15/2020	15,850	16,167,000
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2021	10,400	10,634,000
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2023	3,236	3,252,180
Total				46,426,836

Insurance-Reinsurance 0.36%
Allied World Assurance Co. Holdings Ltd.	4.35%	10/29/2025	31,076	30,651,160

Integrated Energy 0.66%
Alta Wind Holdings LLC†	7.00%	6/30/2035	9,136	9,804,118
Rio Oil Finance Trust Series 2014-1 (Brazil)†(b)	9.25%	7/6/2024	26,059	19,316,234
Shell International Finance BV (Netherlands)(b)	3.25%	5/11/2025	15,961	15,608,629
Shell International Finance BV (Netherlands)(b)	4.375%	5/11/2045	7,154	6,781,019
Shell International Finance BV (Netherlands)(b)	4.55%	8/12/2043	4,886	4,767,710
Total				56,277,710

See Notes to Financial Statements.	27

Schedule of Investments (continued)

December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services 0.56%
CME Group, Inc.	3.00%	3/15/2025	$16,017	$15,732,314
FMR LLC†	5.35%	11/15/2021	7,800	8,658,951
Intercontinental Exchange, Inc.	3.75%	12/1/2025	17,312	17,380,573
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	6,969	5,897,133
Total				47,668,971

Life Insurance 0.75%
American Equity Investment Life Holding Co.	6.625%	7/15/2021	12,202	12,751,090
CNO Financial Group, Inc.	5.25%	5/30/2025	17,074	17,436,822
Prudential Financial, Inc.	5.375%	5/15/2045	8,670	8,670,000
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	12,705	12,862,822
TIAA Asset Management Finance Co. LLC†	4.125%	11/1/2024	12,927	12,994,725
Total				64,715,459

Machinery 0.11%
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	10,000	9,375,000

Managed Care 0.28%
Centene Corp.	4.75%	5/15/2022	8,794	8,552,165
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	15,000	15,075,000
Total				23,627,165

Media: Content 0.92%
AMC Networks, Inc.	4.75%	12/15/2022	19,200	19,272,000
AMC Networks, Inc.	7.75%	7/15/2021	14,000	14,770,000
Netflix, Inc.	5.375%	2/1/2021	23,500	24,792,500
Sirius XM Radio, Inc.†	6.00%	7/15/2024	7,354	7,703,315
Univision Communications, Inc.†	5.125%	2/15/2025	13,349	12,714,922
Total				79,252,737

Media: Diversified 0.16%
Myriad International Holdings BV (Netherlands)†(b)	5.50%	7/21/2025	14,402	13,915,212

Medical Products 1.57%
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	4,923	4,824,540
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	22,545	24,235,875
Grifols Worldwide Operations Ltd. (Ireland)(b)	5.25%	4/1/2022	21,375	21,535,313
Hologic, Inc.†	5.25%	7/15/2022	8,552	8,755,110
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	7,500	7,331,250

28	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Medical Products (continued)
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	$6,280	$5,730,500
Medtronic, Inc.	3.15%	3/15/2022	17,115	17,316,375
Medtronic, Inc.	4.375%	3/15/2035	17,021	17,238,988
St. Jude Medical, Inc.	3.875%	9/15/2025	7,968	8,058,158
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	12,484	11,953,430
Stryker Corp.	3.375%	11/1/2025	7,936	7,842,712
Total				134,822,251

Metals/Mining (Excluding Steel) 1.80%
Aleris International, Inc.	7.875%	11/1/2020	7,694	5,901,298
ALROSA Finance SA (Luxembourg)†(b)	7.75%	11/3/2020	12,100	12,776,087
BHP Billiton Finance USA Ltd. (Australia)†(b)	6.25%	10/19/2075	18,003	17,665,444
BHP Billiton Finance USA Ltd. (Australia)†(b)	6.75%	10/19/2075	17,923	17,340,502
Coeur Mining, Inc.	7.875%	2/1/2021	11,200	6,748,000
Freeport-McMoRan, Inc.	3.875%	3/15/2023	26,965	15,504,875
HudBay Minerals, Inc. (Canada)(b)	9.50%	10/1/2020	10,215	7,533,563
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019	10,455	9,357,225
Kissner Milling Co. Ltd. (Canada)†(b)	7.25%	6/1/2019	7,080	6,672,900
Lundin Mining Corp. (Canada)†(b)	7.875%	11/1/2022	10,330	9,529,425
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/16/2044	183	18
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)†(b)	6.625%	10/14/2022	12,000	12,247,680
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	9,226	7,380,800
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020	8,952	8,090,370
Newmont Mining Corp.	4.875%	3/15/2042	9,520	6,823,974
Newmont Mining Corp.	6.25%	10/1/2039	4,765	3,817,018
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	7,449	1,489,800
Thompson Creek Metals Co., Inc.	9.75%	12/1/2017	432	373,680
Volcan Cia Minera SAA (Peru)†(b)	5.375%	2/2/2022	8,300	5,312,000
Total				154,564,659

Oil Field Equipment & Services 0.49%
Gulfmark Offshore, Inc.	6.375%	3/15/2022	5,904	3,202,920
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	17,900	12,440,500
Oceaneering International, Inc.	4.65%	11/15/2024	14,564	12,242,644
Weatherford International Ltd.	4.50%	4/15/2022	17,161	12,377,371
Weatherford International Ltd.	5.125%	9/15/2020	1,675	1,358,844
Total				41,622,279

See Notes to Financial Statements.	29

Schedule of Investments (continued)

December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Refining & Marketing 0.52%
Citgo Holding, Inc.†	10.75%	2/15/2020	$26,729	$25,960,541
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	18,422	18,698,330
Total				44,658,871

Packaging 1.49%
Ball Corp.	4.00%	11/15/2023	9,835	9,429,306
Ball Corp.	4.375%	12/15/2020	9,929	10,102,757
BWAY Holding Co.†	9.125%	8/15/2021	8,811	8,282,340
Coveris Holdings SA (Luxembourg)†(b)	7.875%	11/1/2019	9,302	8,162,505
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	11,810	12,754,800
Graphic Packaging International, Inc.	4.75%	4/15/2021	9,100	9,327,500
Graphic Packaging International, Inc.	4.875%	11/15/2022	9,420	9,561,300
Pactiv LLC	7.95%	12/15/2025	8,500	7,947,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	10,000	10,196,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	11,750	11,368,125
Sealed Air Corp.†	4.875%	12/1/2022	9,414	9,472,838
Sealed Air Corp.†	5.125%	12/1/2024	4,978	5,002,890
Sealed Air Corp.†	6.875%	7/15/2033	15,750	16,183,125
Total				127,791,886

Personal & Household Products 0.99%
American Greetings Corp.	7.375%	12/1/2021	13,446	14,101,493
Elizabeth Arden, Inc.	7.375%	3/15/2021	18,189	11,731,905
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	15,885	11,516,625
Gibson Brands, Inc.†	8.875%	8/1/2018	19,905	11,644,425
SC Johnson & Son, Inc.†	4.75%	10/15/2046	8,257	8,621,505
Serta Simmons Bedding LLC†	8.125%	10/1/2020	8,897	9,341,850
Spectrum Brands, Inc.†	5.75%	7/15/2025	7,621	7,849,630
Springs Industries, Inc.	6.25%	6/1/2021	9,749	9,700,255
Total				84,507,688

Pharmaceuticals 2.44%
AbbVie, Inc.	3.20%	11/6/2022	5,593	5,513,753
AbbVie, Inc.	4.50%	5/14/2035	7,990	7,851,981
AstraZeneca plc (United Kingdom)(b)	3.375%	11/16/2025	14,395	14,320,506
Bayer US Finance LLC†	3.375%	10/8/2024	17,196	17,337,987
Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019	4,850	4,737,844

30	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals (continued)
Celgene Corp.	5.00%	8/15/2045	$12,695	$12,793,183
DPx Holdings BV (Netherlands)†(b)	7.50%	2/1/2022	13,230	12,948,862
Gilead Sciences, Inc.	2.55%	9/1/2020	11,951	11,954,275
Gilead Sciences, Inc.	3.50%	2/1/2025	17,075	17,236,888
Gilead Sciences, Inc.	4.75%	3/1/2046	11,951	12,123,632
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	9,484	9,270,610
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(b)	5.75%	8/1/2022	20,808	20,079,720
Merck & Co., Inc.	3.70%	2/10/2045	13,832	12,806,191
Pfizer, Inc.	5.60%	9/15/2040	10,157	11,717,176
Quintiles Transnational Corp.†	4.875%	5/15/2023	8,812	8,900,120
Roche Holdings, Inc.†	2.875%	9/29/2021	17,050	17,288,734
Zoetis, Inc.	3.25%	2/1/2023	13,400	12,814,889
Total				209,696,351

Property & Casualty 0.19%
ACE INA Holdings, Inc.	4.35%	11/3/2045	7,946	8,094,320
XLIT Ltd. (Ireland)(b)	4.45%	3/31/2025	8,778	8,611,973
Total				16,706,293

Rail 0.65%
Central Japan Railway Co. (Japan)†(b)	4.25%	11/24/2045	12,013	12,280,373
China Railway Resources Huitung Ltd. (Hong Kong)(b)	3.85%	2/5/2023	9,625	9,562,207
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	22,765	20,886,887
Florida East Coast Holdings Corp.†	9.75%	5/1/2020	6,306	4,319,610
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	9,150	9,058,500
Total				56,107,577

Real Estate Development & Management 0.44%
CBRE Services, Inc.	4.875%	3/1/2026	19,429	19,392,046
CBRE Services, Inc.	5.00%	3/15/2023	9,645	9,705,069
CBRE Services, Inc.	5.25%	3/15/2025	8,800	8,929,563
Total				38,026,678

Real Estate Investment Trusts 1.16%
Alexandria Real Estate Equities, Inc.	4.30%	1/15/2026	7,943	7,848,026
Brixmor Operating Partnership LP	3.85%	2/1/2025	17,098	16,643,552
Brixmor Operating Partnership LP	3.875%	8/15/2022	17,218	17,163,677

See Notes to Financial Statements.	31

Schedule of Investments (continued)

December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
CubeSmart LP	4.00%	11/15/2025	$7,942	$7,896,850
Digital Delta Holdings LLC†	4.75%	10/1/2025	12,013	12,142,404
EPR Properties	4.50%	4/1/2025	13,507	12,863,864
Goodman Funding Pty Ltd. (Australia)†(b)	6.00%	3/22/2022	7,850	8,734,326
Jababeka International BV (Netherlands)†(b)	7.50%	9/24/2019	7,650	7,265,251
Kilroy Realty LP	3.80%	1/15/2023	8,633	8,566,914
Total				99,124,864

Recreation & Travel 0.61%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	12,140	12,564,900
NCL Corp. Ltd.†	5.25%	11/15/2019	4,825	4,954,696
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	23,000	26,277,500
Viking Cruises Ltd.†	8.50%	10/15/2022	9,205	8,767,763
Total				52,564,859

Restaurants 0.83%
Arcos Dorados Holdings, Inc. (Argentina)†(b)	6.625%	9/27/2023	4,287	3,976,192
McDonald’s Corp.	2.75%	12/9/2020	3,176	3,177,445
McDonald’s Corp.	3.70%	1/30/2026	7,546	7,555,546
McDonald’s Corp.	4.60%	5/26/2045	9,005	8,698,398
McDonald’s Corp.	4.875%	12/9/2045	7,943	8,022,605
New Red Finance, Inc. (Canada)†(b)	6.00%	4/1/2022	8,640	8,920,800
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	12,025	9,920,625
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	10,150	10,175,375
Yum! Brands, Inc.	3.75%	11/1/2021	5,506	5,071,791
Yum! Brands, Inc.	3.875%	11/1/2023	6,871	6,095,340
Total				71,614,117

Software/Services 3.56%
Adobe Systems, Inc.	3.25%	2/1/2025	11,646	11,388,390
Alibaba Group Holding Ltd. (China)(b)	3.125%	11/28/2021	18,436	17,913,800
Alibaba Group Holding Ltd. (China)(b)	3.60%	11/28/2024	16,375	15,701,038
Alliance Data Systems Corp.†	6.375%	4/1/2020	46,850	47,494,187
Blue Coat Holdings, Inc.†	8.375%	6/1/2023	9,975	10,074,750
Fidelity National Information Services, Inc.	5.00%	10/15/2025	20,929	21,544,961
First Data Corp.†	5.75%	1/15/2024	10,593	10,460,588
First Data Corp.†	7.00%	12/1/2023	27,015	27,082,537

32	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)
Hewlett-Packard Enterprise Co.†	4.90%	10/15/2025	$13,522	$13,285,311
Informatica LLC†	7.125%	7/15/2023	11,195	10,187,450
MasterCard, Inc.	3.375%	4/1/2024	12,720	13,013,069
Microsoft Corp.	2.375%	2/12/2022	17,392	17,181,365
Microsoft Corp.	4.00%	2/12/2055	18,919	17,042,027
MSCI, Inc.†	5.75%	8/15/2025	9,469	9,729,398
Oracle Corp.	4.125%	5/15/2045	13,848	13,163,161
Oracle Corp.	4.375%	5/15/2055	18,518	16,986,247
Priceline Group, Inc. (The)	3.65%	3/15/2025	18,012	17,564,258
VeriSign, Inc.	4.625%	5/1/2023	8,760	8,525,670
VeriSign, Inc.	5.25%	4/1/2025	7,411	7,466,583
Total				305,804,790

Specialty Retail 0.95%
Argos Merger Sub, Inc.†	7.125%	3/15/2023	18,592	18,480,448
AutoZone, Inc.	2.50%	4/15/2021	5,600	5,470,993
Brookstone Holdings Corp. PIK	10.00%	7/7/2021	569	392,036
CST Brands, Inc.	5.00%	5/1/2023	19,040	18,944,800
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	22,426	16,707,370
Sally Holdings LLC/Sally Capital, Inc.	5.50%	11/1/2023	5,050	5,188,875
William Carter Co. (The)	5.25%	8/15/2021	15,917	16,434,302
Total				81,618,824

Steel Producers/Products 0.34%
Allegheny Ludlum Corp.	6.95%	12/15/2025	9,977	6,036,085
Allegheny Technologies, Inc.	9.375%	6/1/2019	3,744	3,013,920
Steel Dynamics, Inc.	5.125%	10/1/2021	11,950	11,113,500
Steel Dynamics, Inc.	5.50%	10/1/2024	9,550	8,738,250
Total				28,901,755

Support: Services 1.46%
ADT Corp. (The)	3.50%	7/15/2022	10,825	9,742,500
AECOM	5.875%	10/15/2024	9,059	9,274,151
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	9,273	8,392,065
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	6,063	2,667,720
Expedia, Inc.†	5.00%	2/15/2026	27,151	26,549,551
FTI Consulting, Inc.	6.00%	11/15/2022	10,500	11,038,125
Iron Mountain, Inc.†	6.00%	10/1/2020	11,950	12,637,125
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	14,584	8,823,320

See Notes to Financial Statements.	33

Schedule of Investments (continued)

December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)
Light Tower Rentals, Inc.†	8.125%	8/1/2019	$6,095	$3,138,925
Metropolitan Museum of Art (The)	3.40%	7/1/2045	13,518	12,324,780
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	7,800	7,137,000
Sotheby’s†	5.25%	10/1/2022	14,595	13,354,425
Total				125,079,687

Technology Hardware & Equipment 0.67%
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	15,000	15,750,000
CommScope Technologies Finance LLC†	6.00%	6/15/2025	9,756	9,414,540
CommScope, Inc.†	5.50%	6/15/2024	16,000	15,260,000
Dell, Inc.	7.10%	4/15/2028	9,175	8,876,812
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	8,190	8,599,500
Total				57,900,852

Telecommunications: Satellite 0.80%
Hughes Satellite Systems Corp.	7.625%	6/15/2021	24,500	26,061,875
Inmarsat Finance plc (United Kingdom)†(b)	4.875%	5/15/2022	18,507	18,090,592
Intelsat Luxembourg SA (Luxembourg)(b)	6.75%	6/1/2018	21,448	15,978,760
Intelsat Luxembourg SA (Luxembourg)(b)	7.75%	6/1/2021	18,368	8,678,880
Total				68,810,107

Telecommunications: Wireless 2.47%
Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	16,550	12,826,250
Crown Castle International Corp.	5.25%	1/15/2023	14,465	15,260,575
Digicel Group Ltd. (Jamaica)†(b)	7.125%	4/1/2022	8,500	6,417,500
Digicel Group Ltd. (Jamaica)†(b)	8.25%	9/30/2020	9,600	7,968,000
Digicel Ltd. (Jamaica)†(b)	6.75%	3/1/2023	9,966	8,371,440
Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	16,441	15,043,515
SBA Communications Corp.	4.875%	7/15/2022	15,080	14,910,350
Sprint Capital Corp.	6.90%	5/1/2019	8,436	6,917,520
Sprint Communications, Inc.	7.00%	8/15/2020	3,442	2,667,550
Sprint Corp.	7.875%	9/15/2023	4,329	3,261,902
T-Mobile USA, Inc.	6.50%	1/15/2024	42,921	43,886,722
T-Mobile USA, Inc.	6.50%	1/15/2026	9,271	9,382,159
T-Mobile USA, Inc.	6.625%	11/15/2020	10,500	10,940,895
T-Mobile USA, Inc.	6.633%	4/28/2021	20,000	20,800,000
T-Mobile USA, Inc.	6.836%	4/28/2023	2,192	2,274,200
Telefonica Celular del Paraguay SA (Paraguay)†(b)	6.75%	12/13/2022	5,630	5,165,525
Wind Acquisition Finance SA (Italy)†(b)	7.375%	4/23/2021	27,200	25,772,000
Total				211,866,103

34	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireline Integrated & Services 2.08%
Columbus International, Inc. (Barbados)†(b)	7.375%	3/30/2021	$12,134	$12,058,163
Consolidated Communications, Inc.	6.50%	10/1/2022	8,667	7,323,615
Equinix, Inc.	5.375%	4/1/2023	19,410	19,895,250
Equinix, Inc.	5.875%	1/15/2026	8,772	9,057,090
Frontier Communications Corp.	6.875%	1/15/2025	21,925	18,142,937
Frontier Communications Corp.	7.625%	4/15/2024	7,800	6,591,000
Frontier Communications Corp.	9.25%	7/1/2021	9,810	9,675,113
Frontier Communications Corp.†	10.50%	9/15/2022	18,087	18,064,391
Frontier Communications Corp.†	11.00%	9/15/2025	34,779	34,518,157
GCI, Inc.	6.875%	4/15/2025	11,071	11,375,453
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(b)(c)	Zero Coupon	1/15/2015	15,000	1,500
Sable International Finance Ltd.†	6.875%	8/1/2022	8,896	8,629,120
Telecom Italia SpA (Italy)†(b)	5.303%	5/30/2024	9,565	9,481,306
Zayo Group LLC/Zayo Capital, Inc.	6.00%	4/1/2023	14,062	13,358,900
Total				178,171,995

Theaters & Entertainment 0.45%
Activision Blizzard, Inc.†	5.625%	9/15/2021	16,442	17,264,100
Activision Blizzard, Inc.†	6.125%	9/15/2023	20,090	21,345,625
Total				38,609,725

Tobacco 0.40%
Altria Group, Inc.	5.375%	1/31/2044	8,008	8,645,901
Reynolds American, Inc.	4.45%	6/12/2025	12,514	13,112,207
Reynolds American, Inc.	5.85%	8/15/2045	11,516	12,849,875
Total				34,607,983

Transportation: Infrastructure/Services 0.26%
Autoridad del Canal de Panama (Panama)†(b)	4.95%	7/29/2035	8,750	9,056,250
XPO Logistics, Inc.†	6.50%	6/15/2022	5,276	4,900,085
XPO Logistics, Inc.†	7.875%	9/1/2019	8,251	8,420,311
Total				22,376,646
Total High Yield Corporate Bonds (cost $6,555,846,765)				6,220,814,990

MUNICIPAL BOND 0.18%

Other Revenue
New York City Indus Dev Agy† (cost $11,675,000)	11.00%	3/1/2029	11,675	15,463,771

See Notes to Financial Statements.	35

Schedule of Investments (continued)

December 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.53%
Banc of America Commercial Mortgage Trust 2015-UBS7 D	3.167%		9/15/2048	$3,202	$2,361,872
BB-UBS Trust 2012-SHOW E†	4.16%	#	11/5/2036	18,583	17,904,403
BBCMS Trust 2015-VFM A2†	3.375%		3/12/2036	4,025	4,040,194
BBCMS Trust 2015-VFM D†	3.483%	#	3/12/2036	9,511	9,093,705
Citigroup Commercial Mortgage Trust 2014-GC25 B	4.345%		10/10/2047	5,735	5,836,593
Citigroup Commercial Mortgage Trust 2014-GC25 C	4.533%	#	10/10/2047	12,250	11,861,202
Citigroup Commercial Mortgage Trust 2015-101A D†	4.625%	#	1/14/2043	8,025	7,626,569
Citigroup Commercial Mortgage Trust 2015-101A F†	4.625%	#	1/14/2043	19,000	12,665,685
Citigroup Commercial Mortgage Trust 2015-101A G†	4.625%	#	1/14/2043	4,000	2,531,100
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	11,825	11,747,400
Commercial Mortgage Pass-Through Certificates 2014-CR20 C	4.507%	#	11/10/2047	8,297	8,122,011
Commercial Mortgage Pass-Through Certificates 2014-CR20 XB IO†	0.114%	#	11/10/2047	109,074	1,140,598
Commercial Mortgage Pass-Through Certificates 2014-CR20 XC IO†	1.285%	#	11/10/2047	8,108	810,250
Commercial Mortgage Pass-Through Certificates 2014-CR21 XB IO†	0.044%	#	12/10/2047	66,866	414,837
Commercial Mortgage Pass-Through Certificates 2014-CR21 XC IO†	0.50%		12/10/2047	32,211	1,133,183
Commercial Mortgage Pass-Through Certificates 2014-UBS5 C	4.612%	#	9/10/2047	6,250	6,191,940
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349%		12/10/2047	6,725	6,833,798
Commercial Mortgage Pass-Through Certificates 2014-UBS6 C	4.466%	#	12/10/2047	27,675	26,313,761
Commercial Mortgage Pass-Through Certificates 2014-UBS6 XA IO	1.073%	#	12/10/2047	132,879	8,321,148
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.443%	#	7/10/2050	12,037	9,463,047
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	4,400	4,001,659
DBUBS Mortgage Trust 2011-LC2A D†	5.453%	#	7/10/2044	11,313	11,834,392
Great Wolf Trust 2015-WFMZ M†	7.319%	#	5/15/2032	19,650	19,303,865

36	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust 2014-GC26 D†	4.511%	#	11/10/2047	$12,825	$10,844,344
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 B†	6.00%		1/25/2051	7,835	8,620,973
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 C†	6.378%	#	1/25/2051	7,457	7,792,492
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2014-1A XB IO†	0.342%	#	8/25/2047	20,727	702,010
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XB1 IO	0.311%	#	11/15/2047	61,028	1,515,460
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	3.927%	#	1/15/2048	12,000	9,108,836
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XB IO	0.476%	#	1/15/2048	53,645	1,972,629
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XD IO†	0.50%		1/15/2048	42,779	1,612,554
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#	6/10/2027	8,000	7,818,946
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.431%	#	12/15/2030	10,000	9,979,156
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 C	4.619%	#	8/15/2048	14,027	12,942,721
JPMorgan Chase Commercial Mortgage Securities Trust 2015-CSMO E†	4.281%	#	1/15/2032	11,775	11,628,633
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 C	4.081%	#	7/15/2046	4,800	4,694,568
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 C	4.073%	#	5/15/2046	5,325	5,253,033
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 C	4.00%		12/15/2047	8,781	8,345,491
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC1†	3.989%		12/15/2046	7,925	7,778,007
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC2†	4.384%		12/15/2046	16,405	16,283,200
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC4†	4.75%		12/15/2046	7,540	7,027,990
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNCX IO†	0.602%		12/15/2046	40,750	1,693,908
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XC IO†	0.442%	#	12/15/2047	86,781	3,193,281
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	5,100	5,025,832

See Notes to Financial Statements.	37

Schedule of Investments (continued)

December 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%	#	1/5/2035	$4,012	$3,961,784
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	#	1/5/2035	8,350	7,993,838
SFAVE Commercial Mortgage Securities Trust 2015-5AVE XA IO†	0.599%	#	1/5/2035	374,445	24,269,653
Wells Fargo Commercial Mortgage Trust 2014-LC18 XB IO	0.396%	#	12/15/2047	66,701	2,146,476
Wells Fargo Commercial Mortgage Trust 2015-C27 C	3.894%		2/15/2048	9,100	8,208,875
Wells Fargo Commercial Mortgage Trust 2015-LC20 D†	4.366%	#	4/15/2050	3,550	2,876,799
WFCG Commercial Mortgage Trust 2015-BXRP E†	3.471%	#	11/15/2029	6,051	5,982,898
Total Non-Agency Commercial Mortgage-Backed Securities (cost $399,494,665)					388,827,599
Total Long-Term Investments (cost $8,736,049,581)					8,375,337,338

SHORT-TERM INVESTMENT 1.26%

REPURCHASE AGREEMENT

Repurchase Agreement dated 12/31/2015, 0.03% due 1/4/2016 with Fixed Income Clearing Corp. collateralized by $110,325,000 of U.S. Treasury Note at 1.75% due 12/31/2020; value: $110,187,094; proceeds: $108,025,859 (cost $108,025,499)				108,025	108,025,499
Total Investments in Securities 98.86% (cost $8,844,075,080)					8,483,362,837
Cash and Other Assets in Excess of Liabilities(g) 1.14%					97,960,985
Net Assets 100.00%					$8,581,323,822

AUD	Australian dollar.
BRL	Brazilian real.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
JPY	Japanese yen.
MXN	Mexican peso.
ADR	American Depositary Receipt.
IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2015.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

38	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2015

(c)	Defaulted (non-income producing security).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at December 31, 2015.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 29, 2049.
(g)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at December 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	State Street Bank and Trust	1/12/2016	1,740,000	$1,255,925	$1,267,520	$11,595
Canadian dollar	Buy	Morgan Stanley	2/19/2016	520,000	375,180	375,848	668
Japanese yen	Buy	J.P. Morgan	3/4/2016	26,300,000	217,974	219,076	1,102
British pound	Sell	J.P. Morgan	1/20/2016	410,000	609,839	604,448	5,391
British pound	Sell	Standard Chartered Bank	1/20/2016	14,200,000	21,929,003	20,934,539	994,464
Canadian dollar	Sell	J.P. Morgan	2/19/2016	20,600,000	15,446,218	14,889,368	556,850
euro	Sell	J.P. Morgan	3/11/2016	36,600,000	40,194,940	39,840,705	354,235
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,924,305

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
euro	Buy	Morgan Stanley	2/16/2016	1,470,000	$1,604,577	$1,599,180	$(5,397)
Australian dollar	Sell	J.P. Morgan	1/12/2016	1,740,000	1,214,812	1,267,520	(52,708)
euro	Sell	J.P. Morgan	2/16/2016	26,000,000	27,991,106	28,284,821	(293,715)
euro	Sell	Morgan Stanley	2/16/2016	8,660,000	9,345,019	9,421,021	(76,002)
Japanese yen	Sell	J.P. Morgan	3/4/2016	553,195,000	4,488,454	4,608,040	(119,586)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(547,408)

Open Futures Contracts at December 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2016	9,324	Short	$(1,173,949,875)	$2,597,758

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	March 2016	7,638	Long	$903,730,551	$(2,161,630)
Long U.S. Treasury Bond	March 2016	2,723	Short	(418,661,250)	(472,814)
Totals				$485,069,301	$(2,634,444)

See Notes to Financial Statements.	39

Schedule of Investments (continued)

December 31, 2015

Credit Default Swaps—Sell Protection at December 31, 2015(1):

Referenced Issuer	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation	Credit Default Swap Agreements Payable at Fair Value(4)
JC Penney Co., Inc.(5)	5.00%	12/20/2020	$12,809,000	$10,652,386	$(729,871)	$(1,426,743)	$(2,156,614)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(i)).
(4)	Includes upfront payments received.
(5)	Swap Counterparty: Barclays Bank plc. Moody’s Credit Rating: Caa2

40	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2015

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$–	$51,751,430	$–		$51,751,430
Common Stocks
Auto Parts & Equipment	8,950,830	17,372,672	–		26,323,502
Energy: Exploration & Production	34,367,217	477,431	–		34,844,648
Media: Content	28,748,143	–	1,135,895	(4)	29,884,038
Metals/Mining (Excluding Steel)	–	–	227,849	(4)	227,849
Personal & Household Products	21,762,592	4,335,863	–		26,098,455
Specialty Retail	52,834,634	8,166,713	–		61,001,347
Remaining Industries	975,629,783	–	–		975,629,783
Convertible Bonds	–
Energy: Exploration & Production	–	–	796,783	(4)	796,783
Remaining Industries	–	63,460,531	–		63,460,531
Convertible Preferred Stocks
Building & Construction	–	9,387,360	–		9,387,360
Food: Wholesale	–	9,075,537	–		9,075,537
Gas Distribution	12,930,255	–	–		12,930,255
Floating Rate Loans(5)
Auto Parts & Equipment	–	–	8,137,590		8,137,590
Consumer/Commercial/Lease Financing	–	8,551,710	–		8,551,710
Electronics	–	24,322,106	–		24,322,106
Energy: Exploration & Production	–	8,992,201	–		8,992,201
Gaming	–	8,720,972	15,167,250		23,888,222
Health Facilities	–	13,661,723	–		13,661,723
Metals/Mining (Excluding Steel)	–	16,535,016	–		16,535,016
Packaging	–	12,051,523	–		12,051,523
Personal & Household Products	–	9,658,070	–		9,658,070
Pharmaceuticals	–	8,643,005	–		8,643,005
Recreation & Travel	–	8,523,765	–		8,523,765
Software/Services	–	8,415,241	–		8,415,241
Specialty Retail	–	11,943,288	–		11,943,288
Technology Hardware & Equipment	–	607,027	–		607,027
Telecommunications: Wireline Integrated & Services	–	9,511,031	–		9,511,031
Theaters & Entertainment	–	16,489,827	–		16,489,827
Foreign Bonds	–	62,036,611	–		62,036,611
Foreign Government Obligations	–	196,851,504	–		196,851,504
High Yield Corporate Bonds
Automakers	–	–	1,500	(4)	1,500
Banking	–	636,488,673	2,250	(4)	636,490,923
Metals/Mining (Excluding Steel)	–	154,564,641	18	(4)	154,564,659
Specialty Retail	–	81,226,788	392,036	(6)	81,618,824
Telecommunications: Wireline Integrated & Services	–	178,170,495	1,500	(4)	178,171,995
Remaining Industries	–	5,169,967,089	–		5,169,967,089
Municipal Bond	–	15,463,771	–		15,463,771
Non-Agency Commercial Mortgage-Backed Securities	–	379,016,753	9,810,846	(6)	388,827,599
Repurchase Agreement	–	108,025,499	–		108,025,499
Total	$1,135,223,454	$7,312,465,866	$35,673,517		$8,483,362,837

See Notes to Financial Statements.	41

Schedule of Investments (concluded)

December 31, 2015

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swap
Assets	$–	$–	$–	$–
Liabilities	–	(2,156,614)	–	(2,156,614)
Forward Foreign Currency Exchange Contracts
Assets	–	1,924,305	–	1,924,305
Liabilities	–	(547,408)	–	(547,408)
Futures Contracts
Assets	2,597,758	–	–	2,597,758
Liabilities	(2,634,444)	–	–	(2,634,444)
Total	$(36,686)	$(779,717)	$–	$(816,403)

(1)	Refer to Note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended December 31, 2015.
(4)	Level 3 securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(5)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer.
Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(6)	Includes securities (Brookstone Holdings Corp. PIK (High Yield Corporate Bonds), Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2014-1A XB IO (Non-Agency Commercial Mortgage-Backed Securities) and JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D (Non-Agency Commercial Mortgage-Backed Securities)) valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Convertible Bonds	Floating Rate Loans	High Yield Corporate Bonds	Non-Agency Commercial Mortgage- Backed Securities	Total Return Swap
Balance as of January 1, 2015	$1,587,299	$–	$36,173,628	$558,144	$–	$908,278
Accrued discounts/premiums	–	–	56,485	–	(4,328)	–
Realized gain (loss)	–	–	(52,262)	14,142	130,976	(503,687)
Change in unrealized appreciation/depreciation	(223,555)	(631,489)	(256,930)	(179,249)	(1,188,659)	992,207
Purchases	–	1,428,272	26,020,888	28,921	–	–
Sales	–	–	(38,636,969)	(24,654)	(2,835,125)	(1,396,798)
Net transfers in or out of Level 3	–	–	–	–	13,707,982	–
Balance as of December 31, 2015	$1,363,744	$796,783	$23,304,840	$397,304	$9,810,846	$–

42	See Notes to Financial Statements.

Statement of Assets and Liabilities

December 31, 2015

ASSETS:
Investments in securities, at fair value (cost $8,844,075,080)	$8,483,362,837
Deposits with brokers for derivatives collateral	20,834,796
Cash	4,674,966
Receivables:
Interest and dividends	106,425,930
Investment securities sold	71,862,797
Capital shares sold	53,750,376
Unrealized appreciation on forward foreign currency exchange contracts	1,924,305
Prepaid expenses and other assets	185,045
Total assets	8,743,021,052
LIABILITIES:
Payables:
Investment securities purchased	78,172,720
Capital shares reacquired	34,186,373
Management fee	3,367,738
Variation margin	3,055,418
12b-1 distribution plan	3,040,190
Directors’ fees	1,755,939
Fund administration	297,467
Unrealized depreciation on forward foreign currency exchange contracts	547,408
Credit default swap agreements payable, at fair value (including upfront payments received of $729,871)	2,156,614
Distributions payable	33,560,808
Accrued expenses	1,556,555
Total liabilities	161,697,230
NET ASSETS	$8,581,323,822
COMPOSITION OF NET ASSETS:
Paid-in capital	$9,062,144,982
Undistributed net investment income	23,055,113
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(143,058,441)
Net unrealized depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(360,817,832)
Net Assets	$8,581,323,822

See Notes to Financial Statements.	43

Statement of Assets and Liabilities (concluded)

December 31, 2015

Net assets by class:
Class A Shares	$4,183,669,097
Class B Shares	$80,073,460
Class C Shares	$1,882,588,837
Class F Shares	$1,893,641,824
Class I Shares	$382,853,591
Class P Shares	$35,631,640
Class R2 Shares	$4,074,665
Class R3 Shares	$107,580,546
Class R4 Shares	$206,728
Class R5 Shares	$9,556
Class R6 Shares	$10,993,878
Outstanding shares by class:
Class A Shares (1.14 billion shares of common stock authorized, $.001 par value)	565,146,997
Class B Shares (500 million shares of common stock authorized, $.001 par value)	10,777,642
Class C Shares (600 million shares of common stock authorized, $.001 par value)	253,648,616
Class F Shares (600 million shares of common stock authorized, $.001 par value)	256,160,294
Class I Shares (300 million shares of common stock authorized, $.001 par value)	51,998,787
Class P Shares (160 million shares of common stock authorized, $.001 par value)	4,707,677
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	550,416
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	14,556,061
Class R4 Shares (300 million shares of common stock authorized, $.001 par value)	27,927
Class R5 Shares (300 million shares of common stock authorized, $.001 par value)	1,297.51
Class R6 Shares (300 million shares of common stock authorized, $.001 par value)	1,492,069
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$7.40
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$7.57
Class B Shares-Net asset value	$7.43
Class C Shares-Net asset value	$7.42
Class F Shares-Net asset value	$7.39
Class I Shares-Net asset value	$7.36
Class P Shares-Net asset value	$7.57
Class R2 Shares-Net asset value	$7.40
Class R3 Shares-Net asset value	$7.39
Class R4 Shares-Net asset value	$7.40
Class R5 Shares-Net asset value	$7.36
Class R6 Shares-Net asset value	$7.37

44	See Notes to Financial Statements.

Statement of Operations

For the Year Ended December 31, 2015

Investment income:
Dividends (net of foreign withholding taxes of $65,844)	$10,734,264
Interest and other	450,189,409
Total investment income	460,923,673
Expenses:
Management fee	42,382,907
12b-1 distribution plan-Class A	9,217,163
12b-1 distribution plan-Class B	1,055,358
12b-1 distribution plan-Class C	17,048,783
12b-1 distribution plan-Class F	1,979,974
12b-1 distribution plan-Class P	102,153
12b-1 distribution plan-Class R2	25,068
12b-1 distribution plan-Class R3	525,464
12b-1 distribution plan-Class R4	114
Shareholder servicing	9,169,940
Fund administration	3,745,147
Reports to shareholders	657,575
Registration	442,214
Directors’ fees	339,142
Custody	180,553
Professional	165,130
Other	1,070,838
Gross expenses	88,107,523
Expense reductions (See Note 9)	(9,693)
Net expenses	88,097,830
Net investment income	372,825,843
Net realized and unrealized loss:
Net realized loss on investments	(93,934,668)
Net realized loss on futures contracts, swaps and foreign currency related transactions	(4,440,524)
Net change in unrealized appreciation/depreciation on investments	(429,696,583)
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(1,640,370)
Net realized and unrealized loss	(529,712,145)
Net Decrease in Net Assets Resulting From Operations	$(156,886,302)

See Notes to Financial Statements.	45

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Operations:
Net investment income	$372,825,843	$400,699,151
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	(98,375,192)	301,392,405
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(431,336,953)	(333,811,406)
Net increase (decrease) in net assets resulting from operations	(156,886,302)	368,280,150
Distributions to shareholders from:
Net investment income
Class A	(203,135,407)	(227,643,227)
Class B	(3,814,136)	(5,902,759)
Class C	(77,242,195)	(85,063,403)
Class F	(89,080,739)	(72,907,390)
Class I	(21,509,682)	(19,616,364)
Class P	(1,780,961)	(3,483,623)
Class R2	(167,864)	(155,113)
Class R3	(4,352,757)	(4,569,414)
Class R4	(2,155)	–
Class R5	(230)	–
Class R6	(136,375)	–
Net realized gain
Class A	(34,162,619)	(112,032,828)
Class B	(748,752)	(3,184,715)
Class C	(15,199,755)	(50,892,560)
Class F	(15,303,345)	(43,708,769)
Class I	(2,989,643)	(8,813,744)
Class P	(294,380)	(1,164,888)
Class R2	(27,899)	(104,774)
Class R3	(790,263)	(2,693,680)
Class R4	(74)	–
Class R5	(74)	–
Class R6	(74)	–
Total distributions to shareholders	(470,739,379)	(641,937,251)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	2,964,164,404	3,046,998,317
Reinvestment of distributions	403,973,062	555,300,289
Cost of shares reacquired	(3,264,686,299)	(2,791,903,203)
Net increase in net assets resulting from capital share transactions	103,451,167	810,395,403
Net increase (decrease) in net assets	(524,174,514)	536,738,302
NET ASSETS:
Beginning of year	$9,105,498,336	$8,568,760,034
End of year	$8,581,323,822	$9,105,498,336
Undistributed net investment income	$23,055,113	$25,269,137

46	See Notes to Financial Statements.

This page is intentionally left blank.

Financial Highlights

	Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class A
12/31/2015	$7.93	$0.32	$(0.44)	$(0.12)	$(0.35)	$(0.06)	$(0.41)
12/31/2014	8.15	0.37	– (c)	0.37	(0.39)	(0.20)	(0.59)
12/31/2013	8.14	0.42	0.19	0.61	(0.43)	(0.17)	(0.60)
12/31/2012	7.63	0.47	0.51	0.98	(0.47)	–	(0.47)
12/31/2011	7.81	0.47	(0.17)	0.30	(0.48)	–	(0.48)

Class B
12/31/2015	7.95	0.26	(0.43)	(0.17)	(0.29)	(0.06)	(0.35)
12/31/2014	8.18	0.31	(0.01)	0.30	(0.33)	(0.20)	(0.53)
12/31/2013	8.17	0.37	0.19	0.56	(0.38)	(0.17)	(0.55)
12/31/2012	7.66	0.42	0.51	0.93	(0.42)	–	(0.42)
12/31/2011	7.84	0.42	(0.17)	0.25	(0.43)	–	(0.43)

Class C
12/31/2015	7.95	0.27	(0.44)	(0.17)	(0.30)	(0.06)	(0.36)
12/31/2014	8.17	0.32	– (c)	0.32	(0.34)	(0.20)	(0.54)
12/31/2013	8.16	0.37	0.19	0.56	(0.38)	(0.17)	(0.55)
12/31/2012	7.65	0.42	0.51	0.93	(0.42)	–	(0.42)
12/31/2011	7.83	0.42	(0.17)	0.25	(0.43)	–	(0.43)

Class F
12/31/2015	7.91	0.33	(0.44)	(0.11)	(0.35)	(0.06)	(0.41)
12/31/2014	8.14	0.38	(0.01)	0.37	(0.40)	(0.20)	(0.60)
12/31/2013	8.13	0.44	0.19	0.63	(0.45)	(0.17)	(0.62)
12/31/2012	7.62	0.49	0.51	1.00	(0.49)	–	(0.49)
12/31/2011	7.80	0.49	(0.17)	0.32	(0.50)	–	(0.50)

Class I
12/31/2015	7.89	0.34	(0.45)	(0.11)	(0.36)	(0.06)	(0.42)
12/31/2014	8.11	0.38	– (c)	0.38	(0.40)	(0.20)	(0.60)
12/31/2013	8.10	0.45	0.19	0.64	(0.46)	(0.17)	(0.63)
12/31/2012	7.60	0.49	0.51	1.00	(0.50)	–	(0.50)
12/31/2011	7.77	0.50	(0.16)	0.34	(0.51)	–	(0.51)

Class P
12/31/2015	8.10	0.33	(0.45)	(0.12)	(0.35)	(0.06)	(0.41)
12/31/2014	8.33	0.38	(0.01)	0.37	(0.40)	(0.20)	(0.60)
12/31/2013	8.31	0.44	0.20	0.64	(0.45)	(0.17)	(0.62)
12/31/2012	7.79	0.48	0.52	1.00	(0.48)	–	(0.48)
12/31/2011	7.98	0.48	(0.18)	0.30	(0.49)	–	(0.49)

48	See Notes to Financial Statements.

		Ratios to Average Net Assets:		Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses (%)	Net investment income (%)	Net assets, end of year (000)	Portfolio turnover rate (%)

$7.40	(1.74)	0.82	4.10	$4,183,669	118.51
7.93	4.51	0.86	4.50	4,524,711	87.69
8.15	7.78	0.96	5.16	4,784,258	43.16
8.14	13.22	0.96	5.88	4,850,567	45.87
7.63	3.88	0.97	6.07	4,345,679	35.73

7.43	(2.38)	1.62	3.31	80,073	118.51
7.95	3.61	1.62	3.78	126,256	87.69
8.18	7.08	1.61	4.53	166,433	43.16
8.17	12.47	1.61	5.25	225,154	45.87
7.66	3.35	1.62	5.39	295,027	35.73

7.42	(2.35)	1.46	3.48	1,882,589	118.51
7.95	3.85	1.50	3.86	2,082,896	87.69
8.17	7.08	1.61	4.52	1,986,431	43.16
8.16	12.47	1.61	5.23	2,051,198	45.87
7.65	3.22	1.62	5.42	1,790,610	35.73

7.39	(1.53)	0.72	4.20	1,893,642	118.51
7.91	4.53	0.72	4.59	1,817,781	87.69
8.14	8.05	0.71	5.40	1,118,411	43.16
8.13	13.50	0.71	6.11	1,047,325	45.87
7.62	4.12	0.72	6.30	847,032	35.73

7.36	(1.59)	0.62	4.28	382,854	118.51
7.89	4.76	0.62	4.68	393,851	87.69
8.11	8.16	0.61	5.48	345,614	43.16
8.10	13.49	0.62	6.25	230,006	45.87
7.60	4.35	0.62	6.39	316,777	35.73

7.57	(1.66)	0.87	4.06	35,632	118.51
8.10	4.39	0.87	4.51	44,078	87.69
8.33	7.92	0.91	5.23	79,051	43.16
8.31	13.21	0.96	5.88	99,968	45.87
7.79	3.88	1.03	6.01	109,252	35.73

See Notes to Financial Statements.	49

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class R2
12/31/2015	$7.93	$0.29	$(0.44)	$(0.15)	$(0.32)	$(0.06)	$(0.38)
12/31/2014	8.15	0.34	– (c)	0.34	(0.36)	(0.20)	(0.56)
12/31/2013	8.14	0.40	0.19	0.59	(0.41)	(0.17)	(0.58)
12/31/2012	7.63	0.45	0.52	0.97	(0.46)	–	(0.46)
12/31/2011	7.81	0.46	(0.18)	0.28	(0.46)	–	(0.46)

Class R3
12/31/2015	7.91	0.30	(0.44)	(0.14)	(0.32)	(0.06)	(0.38)
12/31/2014	8.14	0.35	(0.01)	0.34	(0.37)	(0.20)	(0.57)
12/31/2013	8.13	0.41	0.19	0.60	(0.42)	(0.17)	(0.59)
12/31/2012	7.62	0.45	0.52	0.97	(0.46)	–	(0.46)
12/31/2011	7.80	0.46	(0.17)	0.29	(0.47)	–	(0.47)

Class R4
6/30/2015 to 12/31/2015(d)	7.99	0.16	(0.52)	(0.36)	(0.17)	(0.06)	(0.23)

Class R5
6/30/2015 to 12/31/2015(d)	7.95	0.17	(0.52)	(0.35)	(0.18)	(0.06)	(0.24)

Class R6
6/30/2015 to 12/31/2015(d)	7.95	0.17	(0.51)	(0.34)	(0.18)	(0.06)	(0.24)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount is less than $.01.
(d)	Commenced on June 30, 2015.
(e)	Not annualized.
(f)	Annualized.

50	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of year (000)	Portfolio turnover rate (%)

$7.40	(2.13)		1.22		3.71		$ 4,075	118.51
7.93	4.15		1.22		4.13		4,557	87.69
8.15	7.52		1.21		4.92		3,442	43.16
8.14	12.94		1.21		5.62		2,624	45.87
7.63	3.62		1.22		5.84		1,629	35.73

7.39	(1.91)		1.12		3.82		107,581	118.51
7.91	4.13		1.10		4.24		111,368	87.69
8.14	7.63		1.11		5.01		85,119	43.16
8.13	13.07		1.11		5.73		69,100	45.87
7.62	3.73		1.12		5.94		47,338	35.73

7.40	(4.59	)(e)	0.87	(f)	4.27	(f)	207	118.51

7.36	(4.50	)(e)	0.62	(f)	4.39	(f)	10	118.51

7.37	(4.36	)(e)	0.54	(f)	4.49	(f)	10,994	118.51

See Notes to Financial Statements.	51

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eleven classes of shares: Class A, B, C, F, I, P, R2, R3, R4, R5, and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. Classes R4, R5 and R6 shares commenced on June 30, 2015. There is no front-end sales charge in the case of Class B, C, F, I, P, R2, R3, R4, R5, and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask

Notes to Financial Statements (continued)

quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2012 through December 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate

Notes to Financial Statements (continued)

prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains upon settlement of such transactions are included in Net realized loss on futures contracts, swaps and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on futures contracts, swaps and foreign currency related transactions on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

Notes to Financial Statements (continued)

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, the Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(j)	Total Return Swaps–The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to

Notes to Financial Statements (continued)

secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(m)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Notes to Financial Statements (continued)

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of December 31, 2015, the Fund had no unfunded loan commitments.

(n)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of December 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

Notes to Financial Statements (continued)

For the fiscal year ended December 31, 2015, the effective management fee was at an annualized rate of .45% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3, and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C(1)	Class F	Class P	Class R2	Class R3	Class R4
Service	.15%	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Rule 12b-1 fee the Fund pays on Class C shares is a blended rate based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.

Classes I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended December 31, 2015:

Distributor Commissions	Dealers’ Concessions
$393,816	$2,638,271

Distributor received CDSCs of $78,341 and $217,842 for Class A and Class C shares, respectively, for the fiscal year ended December 31, 2015.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended December 31, 2015 and 2014 was as follows:

	Year Ended	Year Ended
	12/31/2015	12/31/2014
Distributions paid from:
Ordinary income	$404,420,206	$435,493,994
Net long-term capital gains	66,319,173	206,443,257
Total distributions paid	$470,739,379	$641,937,251

As of December 31, 2015, the components of accumulated losses on a tax-basis were as follows:

Undistributed ordinary income – net	$24,790,279
Total undistributed earnings	24,790,279
Capital loss carryforwards*	(23,997,060)
Temporary differences	(93,256,683)
Unrealized losses – net	(388,357,696)
Total accumulated losses – net	$(480,821,160)

*	The capital losses will caryforward indefintely.

At the Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. The Fund incurred and will elect to defer post-October capital losses of $91,487,214 and late-year ordinary losses of $13,530 during fiscal 2015.

As of December 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$8,870,274,733
Gross unrealized gain	156,592,350
Gross unrealized loss	(543,504,246)
Net unrealized security loss	$(386,911,896)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, certain distributions received and wash sales.

Permanent items identified during the fiscal year ended December 31, 2015 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$26,182,634	$(26,182,634)

The permanent differences are attributable to the tax treatment of premium amortization, principal paydown gains and losses, certain securities, certain distributions and foreign currency transactions.

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2015 were as follows:

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government
Purchases*	Purchases	Sales*	Sales
$1,817,603,472	$9,072,623,621	$2,317,276,866	$8,998,236,688

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett Funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the year ended December 31, 2015, the Fund engaged in cross-trade purchases of $28,452,092 and sales of $177,070,772, which resulted in net realized gains of $3,767,797.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the fiscal year ended December 31, 2015 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts for the fiscal year ended December 31, 2015 (as described in note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into a total return swap for the fiscal year ended December 31, 2015 (as described in note 2(j)) to obtain exposure to an issuer (the Reference Entity). The Fund’s use of total return swaps involve the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

The Fund entered into credit default swaps for the fiscal year ended December 31, 2015 (as described in note 2(i)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for

Notes to Financial Statements (continued)

the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

As of December 31, 2015, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

		Foreign
	Interest Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$1,924,305	–
Futures Contracts(2)	$2,597,758	–	–

Liability Derivatives
Credit Default Swaps(3)	–	–	$2,156,614
Forward Foreign Currency Exchange Contracts(4)	–	$547,408	–
Futures Contracts(2)	$2,634,444	–	–

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Credit default swap agreements payable, at fair value.
(4)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the fiscal year ended December 31, 2015, were as follows:

		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	$–	$–	$(916,091)
Forward Foreign Currency Exchange Contracts	–	6,780,056	–
Futures Contracts	(11,477,558)	–	–
Total Return Swap	–	–	(503,687)
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	$–	$–	$(1,426,743)
Forward Foreign Currency Exchange Contracts	–	(644,975)	–
Futures Contracts	(572,290)	–	–
Total Return Swap	–	–	992,207
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	$26,968,154
Forward Foreign Currency Exchange Contracts(3)	–	$141,005,479	–
Futures Contracts(4)	9,580	–	–
Total Return Swap(3)	–	–	$584,764

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2015.
(1)	Statements of Operations location: Net realized loss on futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following

Notes to Financial Statements (continued)

tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,924,305	$–	$1,924,305
Repurchase Agreement	108,025,499	–	108,025,499
Total	$109,949,804	$–	$109,949,804

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$108,025,499	$–	$–	$(108,025,499)	$–
J.P. Morgan Chase	917,578	(466,009)	–	–	451,569
Morgan Stanley	668	(668)	–	–	–
Standard Chartered Bank	994,464	–	(780,000)	–	214,464
State Street Bank and Trust	11,595	–	–	–	11,595
Total	$109,949,804	$(466,677)	$(780,000)	$(108,025,499)	$677,628

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$2,156,614	$–	$2,156,614
Forward Foreign Currency Exchange Contracts	547,408	–	547,408
Total	$2,704,022	$–	$2,704,022

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Barclays Bank plc	$2,156,614	$–	$(2,010,000)	$–	$146,614
J.P. Morgan Chase	466,009	(466,009)	–	–	–
Morgan Stanley	81,399	(668)	–	–	80,731
Total	$2,704,022	$(466,677)	$(2,010,000)	$–	$227,345

Notes to Financial Statements (continued)

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2015.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of December 31, 2015.

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

Effective August 31, 2015, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of: liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

Prior to August 31, 2015, the Fund and certain other funds managed by Lord Abbett participated in a $500 million unsecured revolving credit facility with SSB (the “SSB Facility”).

During the fiscal year ended December 31, 2015, the Fund did not utilize the Facility or the SSB Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its

Notes to Financial Statements (continued)

securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, they are not guaranteed by the U.S. Government. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities.

These factors can affect the Fund’s performance.

Notes to Financial Statements (continued)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Year Ended		Year Ended
		December 31, 2015		December 31, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	131,246,580	$1,038,999,088	111,423,602	$918,240,032
Converted from Class B*	2,265,807	17,923,620	2,142,810	17,618,759
Reinvestment of distributions	27,702,794	217,958,808	38,648,796	314,579,217
Shares reacquired	(166,949,861)	(1,311,217,496)	(168,224,672)	(1,381,835,358)
Decrease	(5,734,680)	$(36,335,980)	(16,009,464)	$(131,397,350)

Class B Shares
Shares sold	103,957	$828,858	259,140	$2,132,074
Reinvestment of distributions	490,984	3,885,718	951,988	7,772,967
Shares reacquired	(3,432,425)	(27,164,015)	(3,548,570)	(29,301,431)
Converted to Class A*	(2,257,797)	(17,923,620)	(2,135,198)	(17,618,759)
Decrease	(5,095,281)	$(40,373,059)	(4,472,640)	$(37,015,149)

Class C Shares
Shares sold	39,131,771	$309,149,708	48,845,002	$403,643,174
Reinvestment of distributions	9,311,374	73,428,118	13,254,542	107,967,916
Shares reacquired	(56,919,000)	(447,972,142)	(43,041,566)	(354,442,454)
Increase (decrease)	(8,475,855)	$(65,394,316)	19,057,978	$157,168,636

Class F Shares
Shares sold	133,374,158	$1,052,492,963	142,877,845	$1,176,107,584
Reinvestment of distributions	10,571,181	82,964,455	11,251,747	91,167,797
Shares reacquired	(117,453,182)	(916,632,109)	(61,839,426)	(504,666,801)
Increase	26,492,157	$218,825,309	92,290,166	$762,608,580

Class I Shares
Shares sold	64,068,084	$504,809,661	59,997,674	$488,856,081
Reinvestment of distributions	2,340,442	18,322,999	2,697,413	21,835,532
Shares reacquired	(64,353,481)	(505,547,445)	(55,352,723)	(449,121,726)
Increase	2,055,045	$17,585,215	7,342,364	$61,569,887

Class P Shares
Shares sold	416,652	$3,357,198	1,140,401	$9,603,269
Reinvestment of distributions	256,555	2,064,006	553,934	4,626,282
Shares reacquired	(1,405,736)	(11,301,542)	(5,745,354)	(47,825,088)
Decrease	(732,529)	$(5,880,338)	(4,051,019)	$(33,595,537)

Class R2 Shares
Shares sold	229,663	$1,790,094	374,253	$3,049,250
Reinvestment of distributions	10,167	80,035	11,613	93,653
Shares reacquired	(264,402)	(2,093,382)	(233,027)	(1,923,163)
Increase (decrease)	(24,572)	$(223,253)	152,839	$1,219,740

Notes to Financial Statements (concluded)

		Year Ended		Year Ended
		December 31, 2015		December 31, 2014
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	5,226,130	$40,863,223	5,507,881	$45,366,853
Reinvestment of distributions	654,437	5,129,497	894,567	7,256,925
Shares reacquired	(5,398,204)	(42,243,230)	(2,786,607)	(22,787,182)
Increase	482,363	$3,749,490	3,615,841	$29,836,596

Class R4 Shares(a)
Shares sold	28,138	$215,663	–	$–
Reinvestment of distributions	295	2,229	–	–
Shares reacquired	(506)	(3,829)	–	–
Increase	27,927	$214,063	–	$–

Class R5 Shares(a)
Shares sold	1,258	$10,000	–	$–
Reinvestment of distributions	40	304	–	–
Increase	1,298	$10,304	–	$–

Class R6 Shares(a)
Shares sold	1,541,823	$11,647,948	–	$–
Reinvestment of distributions	18,201	136,893	–	–
Shares reacquired	(67,955)	(511,109)	–	–
Increase	1,492,069	$11,273,732	–	$–

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on June 30, 2015.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Lord Abbett Bond-Debenture Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Bond-Debenture Fund, Inc. as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
February 26, 2016

Supplemental Proxy Information (unaudited)

A special meeting of shareholders of the Fund was held on November 5, 2015. The special meeting was held for shareholders of the Fund to vote on the following matters:

1.	To amend the Fund’s fundamental restrictions related to borrowing and lending to enable the Fund to participate in an interfund lending program; and

2.	To ratify the selection of Deloitte & Touche LLP as independent registered public accounting firm for the Fund’s current fiscal year.

The results of the proxy solicitation on the preceding matter were as follows:

1.	To approve the amendment to the fundamental investment restrictions of the Fund as described in the proxy statement:

(a)	Amend the fundamental investment restriction with respect to Borrowing

				Broker
	Votes For	Votes Against	Abstain	Non-Votes
Bond Debenture Fund	441,871,476	20,804,244	32,990,371	125,584,688

1.	To approve the amendment to the fundamental investment restrictions of the Fund as described in the proxy statement:

(b)	Amend the fundamental investment restriction with respect to Lending

				Broker
	Votes For	Votes Against	Abstain	Non-Votes
Bond Debenture Fund	441,713,482	20,548,111	33,404,498	125,584,688

2.	To ratify the selection of Deloitte & Touche LLP as the Fund’s independent registered public accounting firm for the Fund’s current fiscal year

				Broker
	Votes For	Votes Against	Abstain	Non-Votes
Bond Debenture Fund	578,572,281	9,975,570	32,702,928	–

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Director

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Fund as defined in the Act. Ms. Foster is a director/trustee and officer of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 58 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett, joined Lord Abbett in 1990. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 58 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994; Chairman since 2013	Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998–2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009–2010).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991–2009). Other Directorships: None.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Director since 2014	Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001–2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999–2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004–2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000	Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012	Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009–2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978– 2009); and Officer and Director of Trinsum Group, a holding company (2007–2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Fund. All of the officers of the Fund also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years

Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment, joined Lord Abbett in 1997.

Robert A. Lee (1969)	Executive Vice President	Elected in 2013	Partner and Deputy Chief Investment Officer, joined Lord Abbett in 1997.

Steven F. Rocco (1979)	Executive Vice President	Elected in 2014	Partner and Portfolio Manager, joined Lord Abbett in 2004.

John W. Ashbrook (1964)	Vice President and Assistant Secretary	Elected in 2014	Assistant General Counsel, joined Lord Abbett in 2008.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial and Operations Officer, joined Lord Abbett in 1999.

Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2014	Deputy General Counsel, joined Lord Abbett in 2006.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly Managing Director and the Chief Compliance Officer at UBS Global Asset Management (2003–2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Fund’s Directors. It is available free upon request.

Approval of Advisory Contract

The Board of Directors of the Fund, including all of the Directors who are not interested persons of the Fund or of Lord Abbett (the “Independent Board Members”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Board Members also discussed the materials described above with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group as of various periods ended August 31, 2015. The Board observed that the Fund’s investment performance was well above the median of the performance peer group for the one-year, three-year, five-year, and ten-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and

Approval of Advisory Contract (continued)

discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the expense peer group. It also considered the projected expense levels and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the overall expense level of the Fund was well below the median of the expense peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Approval of Advisory Contract (concluded)

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

2% of the ordinary income distributions paid by the Fund during the fiscal year December 31, 2015 is qualified dividend income. For corporate shareholders, 2% of the Fund’s ordinary income distributions qualified for the dividend received deduction.

For foreign shareholders, 99% of the net investment income distributions paid by the Fund during the fiscal year ended December 31, 2015 represents interest-related dividends.

Additionally, of the distributions paid to shareholders during the fiscal year ended December 31, 2015, $3,075,078 and $66,319,173 respectively, represent short-term capital gains and long-term capital gains.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by		LABD-2
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Bond-Debenture Fund, Inc.	(2/16)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2015 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow and Robert B. Calhoun, Jr. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2015 and 2014 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2015	2014
Audit Fees {a}	$78,800	$77,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	78,800	77,000

Tax Fees {b}	11,952	12,294
All Other Fees	- 0 -	- 0 -

Total Fees	$90,752	$89,294

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2015 and 2014 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2015 and 2014 were:

	Fiscal year ended:
	2015	2014
All Other Fees {a}	$285,031	$185,734

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2015 and 2014 were:

	Fiscal year ended:
	2015	2014
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive

Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 26, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 26, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2016